As filed with the Securities and Exchange Commission on February 14, 2023

Registration No. 333-05265 and 811-07655

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment [  ]

Post-Effective Amendment No. 144 [X]

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 147 [X]

(Check appropriate box or boxes)

DRIEHAUS MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

25 EAST ERIE STREET

CHICAGO, ILLINOIS 60611

(Address of Principal Executive Offices, including Zip Code)

(312) 587-3800

(Registrant’s Telephone Number, including Area Code)

JANET L. MCWILLIAMS, ESQ.

DRIEHAUS CAPITAL MANAGEMENT LLC

25 EAST ERIE STREET

CHICAGO, ILLINOIS 60611

(Name and Address of Agent for Service)

COPY TO:

RENEE M. HARDT, ESQ.

VEDDER PRICE P.C.

222 NORTH LASALLE STREET

CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b)
[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[X]	On April 30, 2023 pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
dated [April 30, 2023]

DRIEHAUS

MUTUAL FUNDS

Driehaus Global Fund*DMAGX

The Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or determined if this Prospectus is truthful and complete. Any representation to the contrary is a criminal offense.

This Post-Effective Amendment No. 144 to the Registration Statement on Form N-1A is being filed for the purpose of making material changes to the prospectus and statement of additional information of the Driehaus Emerging Markets Opportunities Fund. This Amendment is not intended to amend the prospectus or statement of additional information of the other series of the Registrant.

Driehaus Global Fund

Ticker: DMAGX

Table of Contents

Fund Summary	1
Driehaus Global Fund	1
Additional Information About the Fund	7
Investment Adviser	7
Fund Distributions	7
Investment Objective and Principal Investment Strategies	7
Principal Risks	9
Other Investment Strategies and Risks	12
Management of the Fund	15
Shareholder Information	18
Net Asset Value	18
Available Share Classes	18
Opening an Account	18
How to Purchase Shares	19
Financial Intermediaries and Shareholder Servicing	21
General Purchase Information	22
How to Redeem Shares	22
General Redemption Information	23
Policies and Procedures Regarding Frequent Purchases and Redemptions	25
Shareholder Services and Policies	26
Dividend Policies	28
Distributions and Taxes	28
Financial Highlights	32
For More Information	Back Cover

Driehaus Global Fund Ticker: DMAGX

Investment Objective

Driehaus Global Fund (formerly, Driehaus Emerging Markets Opportunities Fund) (the “Fund”) seeks to maximize capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	[2.00%]
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[0.65]%
Other Expenses	[ ]%
Acquired Fund Fees and Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Expense Reimbursement*	[ ]%
Total Annual Fund Operating Expenses After Expense Reimbursement**	[ ]%

*	The Fund’s investment adviser has contractually agreed to cap the Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.75% of average daily net assets until the earlier of the termination of the investment advisory agreement by the Board of Trustees or the Fund’s shareholders, or April 30, 2024. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period not to exceed three years from the date on which the waiver or reimbursement is made, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap that was in place at the time of the waiver / expense reimbursement as well as the current operating expense cap. Because of this agreement, the investment adviser may receive more or less than the contractual management fee.

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**	The information in the Financial Highlights does not include Acquired Fund Fees and Expenses, and therefore, Total Annual Fund Operating Expenses do not correlate to the “ratio of expenses to average net assets” provided in the Financial Highlights.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense reimbursement shown in the Annual Fund Operating Expenses table is reflected for the first year in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategy

The Fund opportunistically invests in a diversified portfolio, including common stocks and other forms of equity investments (or instruments that have similar economic characteristics), of issuers located throughout the world, including the United States (U.S.), and in both developed and emerging markets.

The Fund is not constrained based on the country, region, or market capitalization and its assets may at times be concentrated in a particular country, segment of the economy, region or issuer. The composition and asset allocation of the Fund’s investment portfolio will vary over time. The Fund may invest in issuers across all market capitalizations as well as in issuers with limited or no operating histories.

The Fund’s investment adviser’s investment decisions involve a fundamental analysis of individual securities in order to identify companies with more attractive earnings growth on a prospective basis. The Fund’s sector and geographic diversification will also vary based on the investment adviser’s evaluation of current economic, political and market factors.

In managing the Fund, the investment adviser uses an investment approach that integrates top-down (focusing on the economy and market trends) analysis of the overall economy and bottom-up (focusing on individual stocks) analysis of individual securities. From a top-down perspective, the investment adviser looks at the relative value of securities to identify assets to include in the Fund’s portfolio. Bottom-up analysis involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics in order to identify companies with more attractive earnings growth on a prospective basis. The investment adviser’s decision to buy or sell a security is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest.

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Principal Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for investors who seek to maximize total return. Of course, there can be no assurance that the Fund will achieve its objective. As with any investment, you may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that the value of the Fund’s assets will fluctuate as the stock, bond or currency markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares. Due to the uncertainty caused by war, acts of terrorism, geopolitical conflict, public health issues, recessions, global pandemics and other risks, global markets may experience increased volatility which could adversely affect the performance of the Fund’s investments.

Foreign Securities and Currencies Risk. The following risks may be associated with investments in foreign securities: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; U.S. and foreign government actions, such as imposition of tariffs, economic and trade sanctions or embargoes; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, illiquidity, expropriation, devaluation or other adverse political or social developments. To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall net asset value. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Emerging Market Risk. The Fund invests in and is otherwise exposed to emerging markets and therefore the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. To the extent the Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies and less developed capital markets than traditional emerging market countries.

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Allocation Risk. The Fund’s overall risk level will depend on the companies, countries, regions, markets, market sectors, industries and asset classes in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, region, asset class, industry, market or market sector, the value of the Fund’s shares may be affected by events that adversely affect that company, country, region, market, industry, asset class, or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed. To the extent the Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Manager Risk. How the investment adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the investment adviser’s investment strategy does not achieve the Fund’s objective, or the investment adviser does not implement the strategy successfully.

Equity Securities Risk. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Depositary Receipts Risk. The Fund may invest in foreign securities in the form of depositary receipts which include American Depositary Receipts (“ADRs”), European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”) (collectively “Depository Receipts”). Investment in Depository Receipts does not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, tax, currency and regulatory risk. To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. In the case of an unsponsored Depository Receipt, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored Depository Receipt. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

 4

Small- and Medium-Sized Company Risk. The Fund may invest in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Performance

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart will show the volatility — or variability — of the Fund’s annual total returns over time. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the MSCI ACWI Index Net, a broad-based securities index. Effective April 30, 2023, the MSCI ACWI Index Net replaced the MSCI Emerging Market Index-Net as the Fund’s primary benchmark in connection with the change in the Fund’s investment strategy. The Fund changed its investment strategy effective April 30, 2023 from an emerging markets opportunities long- short strategy to a global core equity strategy. In connection with the change in investment strategy, the Fund changed its name from Driehaus Emerging Markets Opportunities Fund to Driehaus Global Fund. Performance information for the period prior to April 30, 2023 reflects different investment strategies than the current investment strategy. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

Annual Returns for the years ended December 31

During the period shown in the bar chart, the highest return for a quarter was [ ]% (quarter ended [ ]) and the lowest return for a quarter was [ ]% (quarter ended [ ]).

Average Annual Total Returns as of December 31, 2022	1 Year	5 Year	Since Inception (4/10/17- 12/31/22)
Driehaus Global Fund
Return Before Taxes	[]%	[]%	[]%
Return After Taxes on Distributions	[]%	[]%	[]%
Return After Taxes on Distributions and Sale of Fund Shares	[]%	[]%	[]%
MSCI ACWI Index Net* (reflects no deduction for fees, expenses or taxes)	[]%	[]%	[]%
MSCI Emerging Markets Index-Net (reflects no deduction for fees, expenses or taxes)	[]%	[]%	[]%

 5

*	Effective April 30, 2023, the Fund elected to change its benchmark index from the MSCI Emerging Markets Index-Net to the MSCI ACWI Index Net. The Fund believes the composition of the MSCI ACWI Index Net more accurately reflects the Fund’s current investment strategy and portfolio characteristics.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Portfolio Management

Investment Adviser

Driehaus Capital Management LLC (“DCM”)

Portfolio Managers

Richard Thies Portfolio Manager of DCM Lead Portfolio Manager of the Fund since 4/17	Howard Schwab Portfolio Manager of DCM Portfolio Manager of the Fund since 4/17

Daniel Burr Portfolio Manager of DCM Portfolio Manager of the Fund Since 4/23

Purchase and Sale of Fund Shares

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$10,000	$2,000	$2,000	$500	$100	$300

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In general, you can buy or sell shares of the Fund by regular mail addressed to Driehaus Mutual Funds, P.O. Box 4766, Chicago, IL 60680-4766, or by overnight delivery addressed to Driehaus Mutual Funds, c/o Northern Trust, 333 South Wabash Avenue, W-38, Chicago, IL 60604, or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA. If you are investing through a tax-advantaged arrangement, assets held through such arrangement may be taxable upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services, including recordkeeping, administrative and other sub-transfer agency services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About the Fund

Investment Adviser

The Fund is managed by Driehaus Capital Management LLC (the “Adviser”), a registered investment adviser founded in 1982. As of March 31, 2023, the Adviser managed approximately $[ ] billion in assets.

Fund Distributions

The Fund intends to pay dividends, if any, at least annually. Such distributions can consist of both ordinary income and any realized capital gains. The amount of distributions will vary, and there is no guarantee the Fund will pay either income dividends or a capital gain distribution. Unless you are purchasing Fund shares through a tax-advantaged account (such as an IRA), buying Fund shares at a time when the Fund has substantial undistributed income or gains can cost you money in taxes. Contact the Fund for information concerning when distributions will be paid. On a continuing basis, due to high portfolio turnover of the Fund, a greater percentage of capital gains may be paid each year by the Fund with a significant percentage of those capital gains constituting short-term capital gains, which are taxed at ordinary income tax rates for federal income tax purposes when distributed. You should consult your tax advisor regarding your tax situation.

Investment Objective and Principal Investment Strategies

Driehaus Global Fund. The Driehaus Global Fund seeks to maximize capital appreciation. This investment objective is fundamental and cannot be changed without the approval of shareholders. The Fund opportunistically invests in a diversified portfolio, including common stocks and other forms of equity investments (or instruments that have similar economic characteristics), of issuers located throughout the world, including the United States (U.S.), and in both developed and emerging markets.

 7

The Fund invests primarily in equity securities, including common and preferred stocks, American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”), equity-convertible securities such as warrants, rights, or options, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depository receipts or other securities representing underlying shares of foreign issuers. The Fund may purchase ADRs or GDRs, rather than invest directly in the underlying shares of the foreign issuer for liquidity, timing, or transaction cost reasons.

The Fund is not constrained based on the country, region, or market capitalization and its assets may at times be concentrated in a particular country, segment of the economy, region or issuer. The composition and asset allocation of the Fund’s investment portfolio will vary over time. The Fund may invest in issuers across all market capitalizations as well as in issuers with limited or no operating histories.

In managing the Fund, the Adviser uses an investment approach that integrates top-down (focusing on the economy and market trends) analysis of the overall economy and bottom-up (focusing on individual stocks) analysis of individual securities. From a top-down perspective, the Adviser looks at the relative value of securities to identify assets to include in the Fund’s portfolio. Bottom-up analysis involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics in order to identify companies with more attractive earnings growth on a prospective basis. The Adviser’s decision to buy or sell a security is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. The Adviser also takes environmental, social and governance (“ESG”) factors into account when evaluating investment opportunities by reviewing ESG research and ratings information from one or more third-party ratings organizations. The specific areas of focus are: environmental (such as factors associated with climate change and natural resources), social (such as factors associated with human capital and stakeholder opposition) and governance (such as factors associated with corporate governance and corporate behavior) factors. Through its quantitative and qualitative analysis of ESG factors, the Adviser seeks to identify, understand and control ESG-related risks. The Adviser does not exclude investment opportunities based solely on ESG factors.

The Fund expects to frequently and actively trade its portfolio as part of its principal investment strategies. The Fund sells holdings for a variety of reasons, including when the Adviser believes the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.

The Adviser generally intends to remain fully invested. However, the Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. As a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund’s liquidity needs. During periods of time when the Fund is not fully invested, the Fund may not achieve its investment objective.

 8

Principal Risks

This section contains greater detail on the risks an investor would face as a shareholder in the Fund based on its investment objectives and strategies.

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund’s shares. Due to the uncertainty caused by war, acts of terrorism, geopolitical conflict, public health issues, recessions, global pandemics and other risks, global markets may experience increased volatility which could adversely affect the performance of the Fund’s investments.

Foreign Securities and Currencies Risk. Investing outside the U.S. involves different risks than domestic investments. The Adviser believes that it may be possible to obtain significant returns from the Fund’s portfolio of foreign investments and to achieve increased diversification in comparison to a personal investment portfolio invested solely in U.S. securities. An investor may gain increased diversification by adding securities from various foreign countries (i) which offer different investment opportunities, (ii) that generally are affected by different economic trends, and (iii) whose stock markets do not generally move in a manner parallel to U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments.

Investors should understand and consider carefully the greater risks involved in foreign investing. Investing in foreign securities – positions which are generally denominated in foreign currencies – and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; possible imposition of foreign taxes; possible investment in the securities of companies in developing as well as developed countries; the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investment in these nations; U.S. and foreign government actions, such as the imposition of tariffs, economic trade sanctions or embargoes; sometimes less advantageous legal, operational and financial protections applicable to foreign subcustodial arrangements; and the historical lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

 9

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall net asset value. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Emerging Market Risks. The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that the Fund invests in issuers located in less developed and developing nations. These securities markets are sometimes referred to as “emerging markets.” Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain emerging market countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of a Fund’s assets denominated in such currencies. There is some risk of currency contagion; the devaluation of one currency leading to the devaluation of another. As one country’s currency experiences “stress,” there is concern that the “stress” may spread to another currency. Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of a Fund’s investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. Based upon the apparent correlation between commodity cycles and a country’s securities markets, additional risk may exist. To the extent the Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies and less developed capital markets than traditional emerging market countries.

Allocation Risk. The Fund’s overall risk level will depend on the companies, countries, regions, markets, market sectors, industries and asset classes in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, region, asset class, industry, market or market sector, the value of the Fund’s shares may be affected by events that adversely affect that company, country, region, market, industry, asset class, or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. The Fund’s annual turnover rate indicates changes in its portfolio investments. The Adviser will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with the Fund’s investment objective and policies. It is anticipated that the Fund will experience high rates of portfolio turnover. High portfolio turnover in any year will result in payment by the Fund of above-average amounts of transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed to shareholders. Under normal market conditions, only securities that increase in value shortly after purchase and that generally continue to increase in value (although they may experience temporary stagnant or declining periods) will be retained by the Fund.

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Securities sold by the Fund may be purchased again at a later date if the Adviser perceives that the securities are again “timely.” In addition, portfolio adjustments will be made when conditions affecting relevant markets, particular industries or individual issues warrant such action. In light of these factors and the historical volatility of foreign and domestic growth stocks, The Fund is likely to experience high portfolio turnover rates, but portfolio turnover rates may vary significantly from year to year as noted in the Fund’s Financial Highlights. Portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares.

Manager Risk. How the Adviser manages the Fund will impact the Fund’s performance. The Fund may lose money if the Adviser’s investment strategy does not achieve the Fund’s objective or the Adviser does not implement the strategy successfully. In making security selections (including ESG factors relevant to a security), the Adviser relies on data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of a particular investment.

Equity Securities Risk. The risks that could affect the value of the Fund’s shares and the total return on an investment in the Fund include the possibility that the equity securities held by the Fund (such as common stocks, preferred stocks, convertible securities, rights and warrants) will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, or factors directly related to a specific company. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Depositary Receipts Risk. The Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They include American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and are U.S. dollar-denominated. Although ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs rather than directly in securities of foreign issuers, The Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than they would have with a sponsored ADR.

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The Fund may invest in other forms of depository receipts including European Depository Receipts and Global Depository Receipts, which may be issued in bearer form and denominated in other currencies and are generally designed for use in securities markets outside the U.S. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Small- and Medium-Sized Company Risk. The Fund may invest in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Other Investment Strategies and Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors The Fund is intended for long term investors. Of course, there can be no assurance that the Fund will achieve its investment objective. There are specific restrictions on the Fund’s investments. Such restrictions are detailed in the Statement of Additional Information (“SAI”). Some investment practices described below may not be permissible for the Fund. In addition to the principal risks described above, the Fund’s investments involve additional potential risks which are summarized below. The SAI also contains more detailed or additional information about certain of these practices, the potential risks and/or the limitations adopted by the Fund to help manage such risks. The Fund may not use all of these techniques or strategies or might only use them from time-to-time.

Recent Market Events Risk. The domestic and foreign equity and debt capital markets have experienced unprecedented volatility in the past decade. This caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. In light of the pandemic spread of the novel coronavirus (COVID-19), global markets may continue to experience increased volatility which could, directly or indirectly, adversely affect the performance of the Fund’s investments. Changes in market conditions will not have the same impact on all types of securities. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to reign in elevated levels of inflation. Past government intervention, including that of the Federal Reserve, aimed at supporting financial markets, have been reduced and/or ended. Continued reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.

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Policy and legislative changes in the U.S. and other countries and other events affecting global markets are affecting many aspects of financial regulation and in some circumstances contribute to decreased liquidity and increased volatility in financial markets. The impact of these changes may not be known for some time.

Liquidity Risk. Not readily marketable, illiquid securities include restricted securities and repurchase obligations maturing in more than seven days. When there is little or no active trading market for specific types of securities or an unusually high volume of redemptions or other similar conditions, it can become more difficult to sell the securities at or near their perceived value or the Fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. In such a market, the value of such securities and the Fund’s share price may fall dramatically, and in extreme conditions, the Fund could have difficulty meeting redemption requests. No active trading market may exist for some equities and certain of these investments may be subject to restrictions on resale. The inability to dispose of equity securities in a timely fashion could result in losses to the Fund. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities. Certain restricted securities that may be resold to institutional investors under Rule 144A and Section 4(a)(2) under the Securities Act of 1933 commercial paper may be deemed liquid under the Trust’s Liquidity Risk Management Program approved by the Board of Trustees. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted securities. The Fund’s investments in illiquid investments that are assets are limited to 15% of net assets; such limit applies at the time of purchase and continues thereafter.

Risks of Holding Cash or Similar Instruments. In response to adverse market, economic, political or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. In such circumstances, the Fund may invest in money market instruments, including corporate or government money market mutual funds, or may hold cash with a bank. The Fund may also invest in U.S. Treasury Bills, commercial paper or repurchase agreements for these purposes. For longer periods of time, the Fund may hold a substantial position in cash and money market instruments. During such periods, the Fund will earn less income than it would if it invested in higher yielding securities. Taking a temporary defensive position or holding a large cash position for an extended period of time may result in the Fund not achieving its investment objective. To the extent that the Fund invests in money market mutual funds for its cash position, the Fund will indirectly bear its pro rata portion of such funds’ management fees and operational expenses. These expenses are in addition to the expenses the Fund bears directly in connection with its own operations.

Investment Companies. The Fund may invest in domestic investment companies and foreign investment companies. Some countries may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for a Fund to invest in a foreign investment company in a country that permits direct foreign investment; similarly, the Fund may invest in a money market fund in order to receive a higher rate of return or to be more productively invested than would be possible through direct investment in money market instruments. Investing through such vehicles may involve layered fees or expenses. The Fund does not intend to invest in such investment companies unless, in the judgment of the Adviser, the potential benefits of such investments justify the payment of any associated fees or expenses.

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Preferred Stock Risk. Preferred stock is an equity security but possesses certain attributes of debt securities. Holders of preferred stock normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not otherwise participate in amounts available for distribution by the issuing corporation. Preferred stock present certain additional risks, including credit risk, interest rate risk, subordination to bonds and other debt securities in a company’s capital structure, liquidity risk, and the risk of limited or no voting rights. Additionally, during periods of declining interest rates, there is a risk that an issuer may redeem its outstanding preferred stock. If this happens, the Fund may be forced to reinvest in lower yielding securities. An issuer of preferred stock may have special redemption rights that, when exercised, may negatively impact the return of the preferred stock held by the Fund.

Disclosure of Portfolio Holdings. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI. The Fund’s portfolio holdings information is available at www.driehaus.com/fund-resources.

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Management of the Fund

Trustees and Adviser. The Board of Trustees of the Trust has overall management responsibility. See the SAI for the names of and additional information about the Trustees and officers. The Adviser, Driehaus Capital Management LLC, 25 East Erie Street, Chicago, Illinois 60611, is responsible for providing investment advisory and management services to the Fund, subject to the direction of the Board of Trustees. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser was organized in 1982 and as of March 31, 2023, managed approximately $[ ] billion in assets.

The Fund paid the Adviser an annual investment management fee on a monthly basis as follows for the fiscal year ended December 31, 2022.

Fund	As a percentage of average daily net assets
Driehaus Global Fund	0.90%[1]

1	The Fund’s investment management fee was reduced from 0.90% of average daily net assets to 0.65% of average daily net assets effective April 30, 2023. The Adviser has contractually agreed to cap the Driehaus Global Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales, acquired fund fees and expenses, other investment-related expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.75% of average daily net assets until the earlier of the termination of the investment advisory agreement by the Board of Trustees or the Fund’s shareholders, or April 30, 2024. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period not to exceed three years from the date on which the waiver or reimbursement was made, the Adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap that was in place at the time of waiver/expense reimbursement as well as the current operating expense cap. Because of this agreement, the Fund may pay the Adviser less than the contractual management fee.

Disclosure relating to the material factors and the conclusions with respect to those factors that formed the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund may be reviewed in the Fund’s annual report to shareholders for the period ended December 31, 2022. Shareholder reports may be obtained by calling 1-800-560-6111, or by visiting www.driehaus.com/fund-resources or the SEC’s website at www.sec.gov.

The Fund enters into contractual arrangements with various parties, including, among others, the Fund’s Adviser, who provide services to the Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, those contractual arrangements.

The Prospectus and the SAI provide information concerning the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

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Driehaus Global Fund

The following individuals are responsible for the day-to-day management of the Fund.

Lead Portfolio Manager. Richard Thies has been a portfolio manager of the Driehaus Global Fund since inception and, together with Messers. Schwab and Burr, is responsible for making investment decisions on behalf of the Fund.

Mr. Thies is also a portfolio manager of the Driehaus Emerging Markets Growth Fund and Driehaus Emerging Markets Small Cap Growth Fund. Mr. Thies was a portfolio manager of the Driehaus Emerging Markets Dividend Growth Fund, L.P. (the “Predecessor Limited Partnership”). Mr. Thies received his B.A. in international studies from Emory University and his M.A. focused in international political economy from the University of Chicago Booth School of Business. Mr. Thies began his career at the International Finance Corporation of the World Bank Group in 2005. In 2008, Mr. Thies worked for Opportunity International as a proposal writer. He then worked as an associate international economist for The Northern Trust in 2009. Mr. Thies joined the Adviser as a macro analyst in 2011.

Portfolio Manager. Howard Schwab has been a portfolio manager of the Fund since inception and, together with Messers. Thies and Burr, is responsible for making investment decisions on behalf of the Fund. Mr. Schwab is also a portfolio manager for the Driehaus Emerging Markets Growth Fund and Driehaus Emerging Markets Small Cap Growth Fund. He was also a portfolio manager of the Predecessor Limited Partnership. Prior to assuming portfolio manager responsibilities for certain of the Adviser’s international strategies, Mr. Schwab was an international equity analyst for the Adviser. Mr. Schwab joined the Adviser in 2001 upon completion of his B.A. degree in Economics from Denison University.

Portfolio Manager. Daniel Burr has been a portfolio manager for the Fund since April 30, 2023. He has investment decision-making responsibilities for the Fund together with Messrs. Thies and Schwab.

Mr. Burr is also a portfolio manager of the Driehaus International Small Cap Growth Fund.  Mr. Burr received his B.S. in applied economics and business management from Cornell University 2000 and completed his M.B.A. in 2006 with concentrations in finance and accounting from the University of Chicago Booth School of Business. Mr. Burr is a CFA® charterholder. He began his career at First Manhattan Consulting Group as an analyst from 2000 to 2001. Prior to joining Driehaus in 2013, Mr. Burr worked at Oberweis Asset Management, leaving with the title of senior international equity analyst.  He joined the Adviser in 2013.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund.

Distributor. Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC, d/b/a ACA Global (“ACA Foreside”), acts as the distributor of the Trust’s shares pursuant to a Distribution Agreement, without any sales concessions or charges to the Fund or to its shareholders.

Administrator. The Northern Trust Company (“Northern Trust”) is the administrator for the Trust. In such capacity, Northern Trust assists the Trust in aspects of the Fund’s administration and operation, including certain accounting services.

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Transfer Agent. Northern Trust is the agent of the Fund for the transfer of shares, disbursement of dividends and maintenance of shareholder account records.

Custodian. Northern Trust (the “Custodian”) is the custodian for the Fund. Foreign securities are maintained in the custody of foreign banks and trust companies that are members of the Custodian’s global custody network or foreign depositories used by such members.

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Shareholder Information

Net Asset Value

The Fund’s net asset value is determined as of the close of the New York Stock Exchange (“NYSE”) (normally 3:00 p.m., Central Time) on each day the NYSE is open for trading. Purchases and redemptions are made at the Fund’s net asset value per share next calculated after receipt of your purchase or redemption order in good form. Net asset value per share of each class is determined by dividing the value of the Fund’s assets attributable to that class, less its liabilities attributable to that class, by the number of outstanding shares of that class of the Fund. The Fund’s holdings are typically valued using readily available market quotations and portfolio currency positions are based on exchange rates provided by an independent pricing service. Pursuant to new Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio holdings, subject to the Board’s oversight. The Fund’s valuation designee has established procedures for its fair valuation of the Fund’s portfolio holdings, which address, among other things when: (i) securities cannot be priced through a readily available market quotation provided by a pricing service and no broker-dealer quotations are available or are determined not to be reasonable, or (ii) an event occurs that affects the value of a portfolio security between the time its price is determined in its local market or exchange and the close of the NYSE where the event would materially affect net asset value.

The Fund’s valuation designee uses an independent pricing service to provide fair value estimates for relevant foreign equity securities. This pricing service uses correlations between the movement of prices of foreign equity securities and indices of U.S. traded securities and other indicators, such as closing prices of American Depository Receipts and futures contracts, to determine the fair value of relevant foreign equity securities. In such cases, the Fund’s value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon the security’s sale. Because foreign securities markets may operate on days that are not business days in the U.S., the value of the Fund’s holdings may change on days when you will not be able to purchase or redeem the Fund’s shares.

Available Share Classes

The Fund has a single share class.

Opening an Account

1)	Read this Prospectus carefully.

2)	The Driehaus Global Fund has the following minimum investments, which may be waived at the discretion of the Adviser:

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Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$10,000	$2,000	$2,000	$500	$100	$300

3)	Complete the appropriate sections of the New Account Application, carefully following the instructions. If you have questions, please contact Shareholder Services at 1-800-560-6111. Complete the appropriate sections of the application which apply to account privileges. You will automatically have telephonic redemption and exchange privileges unless you indicate on the application that you do not want these privileges. By confirming your privileges on the New Account Application, you can avoid the delay of having to submit an additional application to change your privileges.

The Fund seeks to obtain identification information for new accounts so that the identity of Fund investors can be verified consistent with regulatory requirements. The Fund may limit account activity until investor identification information can be verified. If the Fund is unable to obtain sufficient investor identification information such that the Fund may form a reasonable belief as to the true identity of an investor, the Fund may take further action including closing the account.

4)	Include your purchase check or call Shareholder Services at 1-800-560-6111 to initiate a wire purchase.

5)	To open an Individual Retirement Account (IRA), complete the appropriate Traditional or Roth IRA Application which may be obtained by visiting www.driehaus.com/fund-resources or by calling Shareholder Services at 1-800-560-6111. IRA investors should also read the IRA Disclosure Statement and Custodial Account Agreement for further details on eligibility, service fees, and federal tax considerations. For IRA accounts, the procedures for purchasing and redeeming shares of the Fund, and the account features, policies and fees may differ from those discussed in this Prospectus. Please contact Shareholder Services at 1-800-560-6111 for additional information.

How to Purchase Shares

1)	By Mail. Make your check payable to Driehaus Mutual Funds. The Fund accepts:

•	Your personal check, preprinted with your name and address

•	Certified personal checks

for Fund share purchases under $100,000. For purchases of $100,000 or more, the Fund accepts only wire transfers.

Driehaus Mutual Funds will not accept the following forms of payment for Fund shares:

•	Cash

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•	Credit cards

•	Cashier’s/Official checks

•	Bank drafts

•	Third party checks

•	“Starter” checks that do not have a printed name and address on them

•	Travelers checks

•	Credit card checks

•	Money orders

Any expense incurred as a result of a returned check will be borne by the shareholder. The Fund will charge a $20 fee against your account, in addition to any loss sustained by the Fund, for any check returned for insufficient funds. If you are adding to your existing account, fill out the detachable investment slip from an account statement or indicate your Fund account number and the name(s) in which the account is registered directly on the check. Send to:

Regular Mail: Driehaus Mutual Funds P.O. Box 4766 Chicago, IL 60680-4766	Overnight Delivery: Driehaus Mutual Funds c/o Northern Trust 333 South Wabash Avenue, W-38 Chicago, IL 60604

2)	By Wire Transfer. Call Shareholder Services at 1-800-560-6111 to initiate your purchase and obtain your account number. Then wire your investment to:

The Northern Trust Co

333 South Wabash Avenue, W-38

Chicago, IL 60604

ABA #071000152

Account #: 5201683100

Shareholder Name:

Shareholder Account #DRH1083FFFAAAAAAA

*FFF is your Fund Number and AAAAAAA is your account number

3)	Through Automatic Investment Plan. Additional investments in shares of the Fund may be made automatically by authorizing the Transfer Agent to withdraw funds via Automated Clearing House Network Transfer (“ACH”) from your pre-designated bank account through the Automatic Investment Plan. This plan is not available for Institutional Shares.

4)	Through ACH. Additional investments in shares of the Fund may also be made at any time by authorizing the Transfer Agent to withdraw funds via ACH from your pre-designated bank account. The Fund does not accept initial investments through ACH. Instructions to purchase shares of the Fund by ACH which are received prior to close of the NYSE receive the net asset value calculated on the next business day. Instructions to purchase shares of the Fund by ACH received after the close of the NYSE receive the net asset value calculated on the second business day after receipt.

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5)	Through Financial Institutions. Investors may purchase (or redeem) shares through investment dealers or other financial institutions. The institutions may charge for their services or place limitations on the extent to which investors may use the services offered by the Fund. There are no charges or limitations imposed by the Fund, other than those described in this Prospectus, if shares are purchased (or redeemed) directly from the Fund or Foreside. However, unless waived, the Fund will deduct 2.00% from the redemption amount if you sell your shares within 60 days after purchase.

New investors who would like to participate in the Automatic Investment Plan (not available for the Institutional Shares) or make additional investments in shares of the Fund by ACH should complete the appropriate section of the account application and mail it to Driehaus Mutual Funds at the address included in the “By Mail” section above. Current investors should complete the Optional Account Services Form to add either or both privileges to their account(s). To obtain either form, call Shareholder Services at 1-800-560-6111 or visit www.driehaus.com/fund-resources.

Financial Intermediaries and Shareholder Servicing

Financial institutions that enter into a sales agreement with the Adviser, Foreside or the Trust (“Intermediaries”) may accept purchase and redemption orders on behalf of the Fund. If communicated in accordance with the terms of the sales agreement, a purchase or redemption order will be deemed to have been received by the Fund when the Intermediary accepts the order. In certain instances, an Intermediary may designate other third-party financial institutions (“Sub-Designees”) to receive orders from their customers on the Fund’s behalf. The Intermediary is liable to the Fund for its compliance with the terms of the sales agreement and the compliance of each Sub-Designee. All orders will be priced at the Fund’s net asset value next computed after they are accepted by the Intermediary or Sub-Designee, provided that such orders are communicated in accordance with the terms of the applicable sales agreement.

Certain Intermediaries may enter purchase orders on behalf of their customers by telephone, with payments to follow within several days as specified in their sales agreement. Such purchase orders will be effected at the net asset value next determined after receipt of the telephone purchase order. It is the responsibility of the Intermediary to place the order on a timely basis. If payment is not received within the time specified in the agreement, the Intermediary could be held liable for any fees or losses resulting from the cancellation of the order.

An investor transacting in Fund shares may be required to pay their Intermediary a commission for executing such transactions.

Some Intermediaries charge a fee for shareholder administrative and/or sub-transfer agency services (“shareholder services”) that they provide to Fund shareholders on the Fund’s behalf. These shareholder services may include transfer agent and sub-transfer agent services, aggregating and processing purchase and redemption orders, providing periodic statements, receiving and transmitting funds, processing dividend payments, providing sub-accounting services, forwarding shareholder communications, receiving, tabulating and transmitting proxies, responding to inquiries and performing such other related services as the Fund may request. The fee may be based on the number of accounts or may be a percentage, currently up to 0.40% annually, of the average value of accounts for which the Intermediary provides services.

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The Adviser makes payments to Intermediaries for providing shareholder servicing or distribution related activities. The Fund does not pay fees to Intermediaries or reimburse the Adviser for payments it makes to Intermediaries in connection with shareholder administrative and/or sub-transfer agency services or any other services that an Intermediary may provide to its clients.

General Purchase Information

Shares of the Fund are offered only to residents of states and other jurisdictions in which the shares are available for purchase. The Fund does not generally sell shares to persons or entities, including foreign financial institutions, foreign shell banks and private banking accounts, residing outside the U.S., its territories and possessions, even if they are U.S. citizens or lawful permanent residents, except to persons with U.S. military APO or FPO addresses. However, under limited circumstances, the Fund reserves the right to sell shares to such persons or entities residing outside of the U.S., its territories and possessions. The Fund reserves the right not to accept any purchase order. The Fund also reserves the right to change its investment minimums without notice. For all purchases, confirmations are sent to the investor in writing except purchases made by reinvestment of dividends, which will be confirmed quarterly.

“Buying a Dividend.” Unless you are purchasing Fund shares through a tax-advantaged account (such as an IRA), buying Fund shares at a time when the Fund has substantial undistributed income or gains can cost you money in taxes. See “Distributions and Taxes – Buying a Distribution” below. Contact the Fund for information concerning when distributions will be paid.

Shares Purchased by Check or ACH. Shares purchased by check are subject to a 10 business day escrow period to ensure payment to the Fund. Shares purchased by ACH are subject to a 5 business day escrow period to ensure payment to the Fund. The proceeds of shares redeemed during the escrow period will be released after expiration of the escrow period.

How to Redeem Shares

1)	By Mail. Shareholders may sell shares by writing the Fund at the following address:

Regular Mail: Driehaus Mutual Funds P.O. Box 4766 Chicago, IL 60680-4766	Overnight Delivery: Driehaus Mutual Funds c/o Northern Trust 333 South Wabash Avenue, W-38 Chicago, IL 60604

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Certain requests for redemption must be signed by the shareholder with a signature guarantee. See “Shareholder Services and Policies — Medallion Signature Guarantees” below. Redemption proceeds will be net of any applicable redemption fees.

2)	By Telephone. You will automatically have the telephone redemption by check privileges when you open your account unless you indicate on the application that you do not want this privilege. You may also have redemption proceeds sent directly to your bank account by wire or ACH if you mark the appropriate box(es) and provide your bank information on your application. If you are a current shareholder, you should complete the Optional Account Services Form to add these additional redemption options to your account. You may make a telephone redemption request for up to $100,000 by calling Shareholder Services at 1-800-560-6111 and providing your account number, the exact name of your account and your social security or taxpayer identification number. See “General Redemption Information” below for specific information on payment of redemption proceeds under each payment option. The Fund reserves the right to suspend or terminate the telephone redemption privilege at any time.

Telephone Transactions. For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose address has changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record or wired or electronically transferred to a bank account previously designated by you in writing.

3)	By Wire Transfer. If you have chosen the wire redemption privilege, you may request the Fund to transmit your proceeds by Federal Funds wire to a bank account previously designated by you in writing and not changed within the past 30 days. See “General Redemption Information — Execution of Requests” below.

4)	Through ACH. Your redemption proceeds less any applicable redemption fee, can be electronically transferred to your pre-designated bank account on or about the date of your redemption. There is no fee associated with this redemption payment method.

5)	Through Financial Institutions. If you bought your shares through a financial institution and these shares are held in the name of the financial institution, you must redeem your shares through the financial institution. Please contact the financial institution for this service.

General Redemption Information

Institutional and Fiduciary Account Holders. Institutional and fiduciary account holders, such as corporations, custodians, executors, administrators, trustees or guardians, must submit, with each request, a completed certificate of authorization in a form of resolution acceptable to the Fund. The request must include other supporting legal documents as required from organizations, executors, administrators, trustees or others acting on accounts not registered in their names. For more information, please contact Shareholder Services at 1-800-560-6111.

Cancellation. A shareholder may not cancel or revoke a redemption order once instructions have been received and accepted. The Fund cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions.

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Redemptions by the Fund. The Fund reserves the right to redeem shares in any account and send the proceeds to the owner if, immediately after a redemption, the shares in the account do not have the Minimum Account Value as shown below:

Fund	Minimum Account Value	Minimum IRA Account Value
Driehaus Global Fund	$5,000	$1,500

A shareholder would be notified that the account is below the minimum and would have 30 days to increase the account before the account is redeemed.

In-Kind Redemptions. The Fund generally intends to pay all redemptions in cash. However, the Fund may pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities, if your requests over a 90-day period total more than $250,000 or 1% of the net assets of the Fund, whichever is less, during normal and stressed market conditions. An in-kind redemption is taxable for federal income tax purposes in the same manner as a redemption for cash.

Execution of Requests. If an order is placed prior to the close of regular trading on the NYSE (normally 3:00 p.m., Central time) on any business day, the purchase of shares is executed at the net asset value determined as of the closing time that day. If the order is placed after that time, it will be effected on the next business day.

A redemption order will be executed at the price which is the net asset value determined after proper redemption instructions are received, minus the redemption fee, if applicable. The redemption price received depends upon the Fund’s net asset value per share at the time of redemption and any applicable redemption fee. Therefore, it may be more or less than the price originally paid for the shares and may result in a realized capital gain or loss for federal income tax purposes.

The Fund will deduct a redemption fee of 2.00% from the redemption amount for shareholders who sell their shares within 60 days of purchase. This fee is paid to the Fund and is designed to offset the commission costs, market impact costs, tax consequences to the Fund, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Redemption fees may be waived in certain circumstances (see “Policies and Procedures Regarding Frequent Purchases and Redemptions” below).

For shareholders who purchased shares on different days, the shares held the longest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee does not apply to shares that were acquired through reinvestment of distributions.

The Fund typically expects to pay redemption proceeds, less any applicable fees (including redemption fees), as follows:

1)	PAYMENT BY CHECK – Normally mailed within seven days of redemption to the address of record.

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2)	PAYMENT BY WIRE – Normally sent via the Federal Wire System on the next business day after redemption ($15 wire fee applies) to your pre-designated bank account.

3)	PAYMENT BY ACH – Normally sent by ACH on or about the date of your redemption to your pre-designated bank account. Please consult your financial institution for additional information.

If it is in the best interest of the Fund to do so, the Fund may take up to seven days to pay proceeds from shares redeemed. The redemption price will be determined as of the time proper redemption instructions are received, in the manner described above, even if the Fund delays payment of the proceeds. For payments sent by wire or ACH, the Fund is not responsible for the efficiency of the federal wire or ACH systems or the shareholder’s financial services firm or bank. The shareholder is responsible for any charges imposed by the shareholder’s financial services firm or bank. Payment for shares redeemed within 10 business days after purchase by personal check or 5 business days after purchase by ACH will be delayed until the applicable escrow period has expired. Shares purchased by certified check or wire are not subject to the escrow period.

The Fund typically expects to effect sales of portfolio assets and use cash or cash equivalents to meet their redemption requests. In normal and stressed market conditions, the Fund may also access amounts available to them under their line of credit to meet redemption requests, if necessary, and the Fund may effect an “in-kind redemption” under the circumstances described above. The Fund may use redemption fees to help mitigate dilution and address transaction costs associated with shareholder activity.

Policies and Procedures Regarding Frequent Purchases and Redemptions

Frequent and short-term trading in shares of the Fund, known as “market timing,” can harm long-term Fund shareholders. Such short-term trading activity can result in increased costs to the Fund for buying and selling portfolio securities and also can disrupt portfolio management strategies when the Fund needs to maintain cash or liquidate portfolio holdings to meet redemptions. The Fund may be particularly susceptible to risks of short-term trading because it invests in foreign securities. Time zone differences among international stock markets may motivate investors to attempt to exploit the use of prices based on closing prices of foreign securities exchanges (“time zone arbitrage”). The Fund’s valuation procedures seek to minimize investors’ ability to engage in time zone arbitrage in the Fund. See “Net Asset Value” above.

The Trust’s Board of Trustees has adopted policies and procedures in an effort to discourage and prevent market timing, which do not accommodate frequent purchases and redemptions of shares. The Trust imposes a 2% redemption fee on redemptions (including exchanges) of Fund shares made within 60 days of their purchase. This redemption fee was imposed to reduce the impact of costs resulting from short-term trading and to deter market timing activity. The Fund waives the redemption fee in certain circumstances, including for certain retirement plan investors, for certain omnibus accounts when the Intermediary collects the fee at the sub-account level and remits it to the Fund, for investors in certain wrap programs and otherwise, at the Fund’s discretion. The Fund reserves the right to modify or terminate these waivers at any time.

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The Fund’s Adviser or its designee receives trading activity information from the Transfer Agent and monitors Fund inflows and outflows for suspected market timing activity using certain activity thresholds. The Adviser or its designee monitors the trading activity of direct shareholders and trading activity through Intermediaries, as well as instances in which the Fund receives a redemption fee from a direct shareholder or Intermediary account. The Adviser may rely on one or more service providers to perform the obligations described above. This monitoring may result in the Fund’s rejection or cancellation of future purchase or exchange transactions in that shareholder’s account(s) without prior notice to the shareholder. Under current procedures, such rejection or cancellation would occur within one business day after the Adviser identifies the suspected market timing activity. The Fund also may limit the number of exchanges a shareholder can make between the Fund and other Driehaus Mutual Funds.

Shares of the Fund may be purchased directly from the Fund (through the Transfer Agent) or through omnibus arrangements with broker-dealers or other Intermediaries that aggregate shareholder transactions. The Fund does not know the identity of the beneficial owners of many of the accounts opened through Intermediaries and consequently rely on the Intermediaries to comply with the Fund’s policies and procedures on frequent purchases and redemptions. In some instances, the Fund allows an Intermediary to impose frequent trading restrictions that differ from those of the Fund. Investors who purchase shares through an Intermediary should review any disclosures provided by the Intermediary with which they have an account to determine what frequent trading restrictions may apply to their account. The Fund may direct any Intermediary to block any shareholder account from future trading in the Fund if market timing is suspected or discovered.

Shareholders seeking to engage in market timing activities may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent such trading, there is no guarantee that the Fund or Intermediaries will be able to identify these shareholders or curtail their market timing activity.

Shareholder Services and Policies

Exchanging Shares. Any shares of the Fund that you have held for the applicable escrow period may be exchanged for shares of any other Driehaus Mutual Fund in an identically registered account, provided the Fund(s) is (are) available for purchase, the Fund(s) to be acquired is (are) registered for sale in your state of residence and you have met the minimum initial investment requirements. Procedures applicable to the purchase and redemption of a Fund’s shares are also applicable to exchanging shares, including the prices that you receive and pay for the shares you exchange. You will automatically have the ability to exchange shares of any Driehaus Mutual Fund, subject to the qualifications noted above, by telephone unless you indicate on your application that you do not want this privilege. The Fund reserves the right to limit the number of exchanges between the Fund and to reject any exchange order. The Fund reserves the right to modify or discontinue the exchange privilege at any time upon 60 days’ written notice. For federal income tax purposes, an exchange is treated the same as a sale and you may recognize a capital gain or loss upon an exchange, depending upon the cost or other basis of the shares exchanged. The 2.00% redemption fee also applies to shareholders who exchange their shares for any other Driehaus Mutual Fund shares within 60 days of purchase.

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Medallion Signature Guarantees. A medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account activity. In addition to certain signature requirements, a medallion signature guarantee is required, unless such requirement is waived by the Adviser, in any of the following circumstances:

•	A redemption request is over $100,000.

•	A redemption check is to be made payable to anyone other than the shareholder(s) of record or the name has been changed within 30 days of the request.

•	A redemption check is to be mailed to an address other than the address of record or the address has been changed within 30 days of the request.

•	A redemption amount is to be wired to a bank other than one previously authorized.

•	To add or change bank information for wire or ACH transactions on an existing account.

At the Fund’s discretion, medallion signature guarantees also may be required for other transactions or changes to your account. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who is a participant in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP), and the New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not part of these programs will not be accepted.

Telephone Transactions. Shareholders will automatically have telephone redemption by check and exchange privileges unless they indicate on their account application that they do not want these privileges. Shareholders may initially purchase shares by telephone via bank wire. Shareholders engaging in telephone transactions should be aware of the risks associated with these types of transactions as compared to written requests. Although the Fund employs reasonable procedures to confirm that instructions received by telephone are genuine, a shareholder authorizing a transaction by telephone bears the risk of any resulting losses, unless the Fund or its service providers fail to employ these measures. In such cases, the Fund or its service providers may be liable for losses arising from unauthorized or fraudulent instructions. In addition, the Fund reserves the right to record all telephone conversations. Confirmation statements for telephone transactions should be reviewed for accuracy immediately upon receipt by the shareholder.

Delivery of Written Requests. Neither the U.S. Postal Service nor other independent delivery services are agents of the Fund. Therefore, deposits in the mail or with such services or receipt at the Fund’s post office box of purchase orders and redemption requests do not constitute receipt by the Transfer Agent.

Unusual Circumstances. During times of unusual economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In addition, in unusual circumstances, the Fund may temporarily suspend the processing of redemption requests or may postpone payment of proceeds for up to seven days or longer as allowed by federal securities laws. In the event that you are unable to reach the Fund by telephone, requests may be mailed to the Fund at the address listed in “How to Redeem Shares.”

A Note on Mailing Procedures. In order to provide greater convenience to our shareholders and cost savings to the Fund by reducing the number of duplicate shareholder mailings, only one copy of most proxy statements, financial reports, notices and prospectuses will be mailed to households, even if more than one person in a household holds shares of a Fund. Separate shareholder statements will continue to be mailed for each Fund account. If you want additional copies or do not want your mailings to be “householded,” please call Shareholder Services at 1-800-560-6111 or write to Driehaus Mutual Funds, P.O. Box 4766, Chicago, IL 60680-4766.

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Dividend Policies

Reinvestment of Distributions. Dividends and distributions payable by the Fund are automatically reinvested in additional shares of such the Fund unless the investor indicates otherwise on the application or subsequently notifies the Fund, in writing, of the desire to not have dividends automatically reinvested. Reinvested dividends and distributions are treated the same for federal income tax purposes as dividends and distributions received in cash. If the U.S. Postal Service cannot deliver your check or if your check remains uncashed for six months, the Fund reserves the right to reinvest your distribution check in your account at the net asset value on the day of the reinvestment and to reinvest all subsequent distributions in shares of the Fund. Interest will not accrue on amounts represented by uncashed distribution or redemption checks.

Distributions and Taxes

Payment of Dividends and Other Distributions. The Fund pays its shareholders dividends from its investment company taxable income (determined without regard to the deduction for dividends paid), and distributions from any realized net capital gains (i.e., the excess of net long-term capital gains over the sum of net short-term capital losses and capital loss carryforwards available from prior years). Dividends and distributions are generally paid once a year. The Fund intends to distribute at least 98% of any ordinary income for the calendar year (not taking into account any capital gains or losses), plus 98.2% of capital gain net income realized during the 12-month period ended October 31 in that year, if any. The Fund intends to distribute any undistributed ordinary income and capital gain net income in the following year.

Because the Driehaus Global Fund succeeded to the tax basis of the assets of its predecessor limited partnership(s), shareholders should be aware that, as portfolio securities that were received from the limited partnership(s) are sold, any capital gain that existed at the time the Fund acquired the securities from the limited partnership(s), along with any appreciation that occurred while the Fund held the securities, may be recognized by the Fund, and such recognized gain, if any, will be distributed to Fund shareholders as dividends or distributions and will be taxable to them for federal income tax purposes.

Federal Income Tax Status of Dividends and Other Distributions. Distributions by the Fund of investment company taxable income (determined without regard to the deduction for dividends paid) are generally subject to federal income tax at ordinary income tax rates. However, a portion of such distributions that were derived from certain corporate dividends may qualify for either the 50% dividends received deduction available to corporate shareholders under the Internal Revenue Code of 1986, as amended (the “Code”), or the reduced rates of federal income taxation for “qualified dividend income” currently available to individual and other noncorporate shareholders under the Code, provided certain holding period and other requirements are satisfied. However, dividends received by the Fund from foreign corporations are not expected to qualify for the dividends received deduction and dividends received from certain foreign corporations may not qualify for treatment as qualified dividend income. Distributions of net capital gains, if any, are generally taxable as long-term capital gains for federal income tax purposes regardless of how long a shareholder has held shares of the Fund. Long-term capital gains are taxable to individual and other noncorporate shareholders at a maximum federal income tax rate of 20%. The U.S. federal income tax status of all distributions will be designated by the Fund and reported to its shareholders annually. Distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared to shareholders of record in the last three months of the calendar year and paid in the following January are taxable as if paid on December 31 of the year declared.

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In addition, an additional 3.8% Medicare tax is imposed on certain net investment income (including dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries that generally entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries will fluctuate and the extent to which tax refunds will be recovered is uncertain. Each Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

To the extent that the Fund is liable for foreign income taxes, the Fund may make an election under the Code to “pass through” to the Fund’s shareholders foreign income taxes paid, but there can be no assurance that the Fund will qualify to make such election. If this election is made, shareholders will generally be able to claim a credit or deduction (subject to certain limitations) on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of the income taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). Under the Code, no deduction for foreign taxes may be claimed by individual shareholders who do not elect to itemize deductions on their federal income tax returns, although such a shareholder may be able to claim a credit for foreign taxes paid and, in any event, will be treated as having taxable income in the amount of the shareholder’s pro rata share of foreign taxes paid by the Fund. If the Fund does not make such an election, the foreign taxes paid by the Fund will reduce the Fund’s net investment income. In such a case, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by the Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

Buying a Distribution. If you buy shares before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, which may be subject to federal income tax as described above. In addition, the Fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the Fund has a negative return.

 29

Redemption of Fund Shares. Unless a shareholder is a tax-exempt investor or investing through a tax-advantaged account, a redemption or exchange of Fund shares is generally considered a taxable event for federal income tax purposes. Depending on the purchase price and the sale price of the shares redeemed or exchanged, the shareholder may have a gain or loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if the shareholder held the shares for more than one year. If the shareholder held the shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gain is taxable at ordinary income tax rates for federal income tax purposes. Shareholders may be limited in their ability to utilize capital losses. Any loss realized on sales or exchanges of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

Backup Withholding. The Fund may be required to withhold federal income tax (“backup withholding”) at a 24% rate from dividends, distributions and redemption proceeds paid to certain shareholders. Backup withholding may be required if:

•	An investor fails to furnish the Fund with the investor’s properly certified social security or other taxpayer identification number;
•	An investor fails to properly certify that the investor’s taxpayer identification number is correct or that the investor is not subject to backup withholding due to the underreporting of certain income; or

•	The Internal Revenue Service (“IRS”) informs the Fund that the investor’s taxpayer identification number is incorrect or that the investor is subject to backup withholding.

Cost Basis Reporting. The Fund is required to report to the IRS, and to furnish to Fund shareholders, detailed cost basis and holding period information for Fund shares acquired on or after January 1, 2012 (“covered shares”), that are redeemed on or after that date. These requirements do not apply to investments through a tax-advantaged arrangement, such as a 401(k) or an IRA. If you redeem covered shares during any year, the Fund will report the following information to the IRS and to you on Form 1099-B: (i) the cost basis of such shares, (ii) the gross proceeds you received on the redemption, and (iii) the holding period for the redeemed shares. The Fund’s default method for calculating the cost basis of covered shares is the average cost basis. You should contact your tax or other advisor about the application of the cost basis reporting rules to you, particularly whether you should elect a cost basis calculation method other than the default average cost basis. If you wish to change your cost basis methodology, please see the Cost Basis Election Form at www.driehaus.com/fund-resources or call 1-800-560-6111. If you hold your Fund shares through a financial intermediary, please contact your representative regarding the reporting of cost basis and available elections for your account.

Taxation of Non-U.S. Shareholders. Non-U.S. shareholders, including shareholders who, with respect to the U.S., are nonresident aliens, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by an applicable treaty.

Certifications of federal income tax status are contained in the account application that should be completed and returned when opening an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse a shareholder for amounts withheld. A shareholder may, however, claim the amount withheld as a credit on the shareholder’s federal income tax return, provided certain information is provided to the IRS.

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The foregoing discussion of U.S. federal income taxation is only a general summary as of April 30, 2023. It is not intended to be a full discussion of all federal income tax laws and their effect on shareholders. Shareholders should consult their tax advisors as to the federal, state, local and foreign tax consequences of ownership of the Fund shares before making an investment in the Fund.

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Financial Highlights — Driehaus Emerging Markets Opportunities Fund

The financial highlights table is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information below has been derived from the financial statements which have been audited [          ], whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available, without charge, upon request.

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For More Information

More information on the Fund is available without charge, upon request, including the following:

Annual/Semi-Annual Reports

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a letter from the Adviser discussing recent market conditions, economic trends and strategies that significantly affected the Fund’s performance during the Fund’s last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more details about the Fund and its policies. The current SAI is on file with the SEC and is incorporated by reference.

To Obtain Information:

By Telephone

Call: 1-800-560-6111

By Mail

Write to:
Driehaus Mutual Funds
P.O. Box 4766
Chicago, IL 60680-4766

On the Internet

Text-only versions of Fund documents, including the SAI, annual and semi-annual reports can be viewed online or downloaded without charge from: www.driehaus.com/fund-resources or the SEC at http://www.sec.gov.

You can also obtain copies by sending your request by email to publicinfo@sec.gov (a duplicating fee is charged).

© 2023, Driehaus Mutual Funds
1940 Act File No. 811-07655

Statement of Additional Information Dated [April 30, 2023]

DRIEHAUS MUTUAL FUNDS

25 East Erie Street

Chicago, Illinois 60611

1-800-560-6111

DRIEHAUS GLOBAL FUND *DMAGX

This Statement of Additional Information (“SAI”) is not a prospectus, but provides additional information that should be read in conjunction with the prospectus for the Driehaus Global Fund (the “Fund”) dated April 30, 2023 and any supplements thereto (the “Prospectus”). The Prospectus may be obtained at no charge by calling 1-800-560-6111. The audited financial statements appearing in the Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2022 (the “Annual Report”) have been audited by [ ], an independent registered public accounting firm, and are incorporated herein by reference. The Annual Report is available without charge, upon request by calling 1-800-560-6111.

TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY	1
PORTFOLIO INVESTMENTS AND RISK CONSIDERATIONS	2
INVESTMENT RESTRICTIONS	13
DISCLOSURE OF THE FUND’S PORTFOLIO HOLDINGS	15
PURCHASES AND REDEMPTIONS	16
NET ASSET VALUE	17
TRUSTEES AND OFFICERS	19
COMPENSATION OF TRUSTEES AND OFFICERS	24
TRUSTEES’ OWNERSHIP OF TRUST SHARES	24
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	25
HOLDINGS IN CERTAIN AFFILIATES OF THE ADVISER	25
INVESTMENT ADVISORY SERVICES	25
DISTRIBUTOR	30
ADMINISTRATOR, FUND ACCOUNTANT, AND TRANSFER AGENT	30
CUSTODIAN	31
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	31
LEGAL COUNSEL	31
PORTFOLIO TRANSACTIONS	31
ADDITIONAL U.S. FEDERAL INCOME TAX CONSIDERATIONS	33

GENERAL INFORMATION AND HISTORY

The Driehaus Global Fund (the “Fund”) is a diversified series of the Driehaus Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust organized on May 31, 1996, operating under an Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) dated June 4, 2015. The Trust is an open-end management investment company that currently consists of eight separate series, including the Fund. This SAI relates only to the Fund. The Fund is managed by Driehaus Capital Management LLC (the “Adviser” or “DCM”).

The Fund commenced operations on April 10, 2017, after succeeding to the assets of Driehaus Emerging Markets Dividend Growth Fund, L.P.

Each share of the Fund is entitled to participate pro rata in any dividends and other distributions declared by the Board with respect to the Fund, and all shares of the Fund have equal rights to the residual assets of the Fund in the event the Fund is liquidated.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of the Trust’s outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a Trustee or Trustees and will assist in the communication with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940, as amended (the “1940 Act”). All shares of all series of the Trust are voted together in the election of Trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by an individual series, except that shares are voted by an individual series or an individual class of a series when required by the 1940 Act or other applicable law, or when the Board determines that the matter affects only the interests of one Series or one class of a series, in which case shareholders of the unaffected series or class are not entitled to vote on such matters.

The Trust or the Fund may be terminated (i) by the affirmative vote of at least two-thirds of the outstanding shares of the Trust (or the Fund) at any meeting of shareholders, or (ii) by an instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by at least two-thirds of the outstanding shares, or (iii) by the Trustees by written notice to shareholders. The Trust may issue an unlimited number of shares, in one or more series or classes as its Board of Trustees (the “Board”) may authorize.

Forum for Adjudication of Disputes. The Trust’s Amended and Restated By-Laws (the “By-Laws”), provide that, unless the Trust consents in writing to the selection of an alternative forum, the sole and exclusive forum for (i) any derivative action or proceeding brought on behalf of the Trust, (ii) any action asserting a claim of breach of a fiduciary duty owed by any Trustee, officer or other employee of the Trust to the Trust or the Trust's shareholders, (iii) any action asserting a claim arising pursuant to any provision of the Delaware Statutory Trust Act (the “Delaware Act”) or the Declaration of Trust or these By-Laws, (iv) any action to interpret, apply, enforce or determine the validity of the Declaration of Trust or these By-Laws or (v) any action asserting a claim governed by the internal affairs doctrine shall be either (a) the U.S. District Court for the District of Delaware or the Court of Chancery of the State of Delaware, or, if the Court of Chancery of the State of Delaware does not have jurisdiction, the Superior Court of the State of Delaware; or (b) the U.S. District Court for the District of Illinois or the Circuit Court of the State of Illinois (each, a "Covered Action"). The By-Laws further provide that if any Covered Action is filed in a court other than either (a) the U.S. District Court for the District of Delaware or the Court of Chancery of the State of Delaware or the Superior Court of the State of Delaware; or (b) the U.S. District Court for the District of Illinois or the Circuit Court of the State of Illinois (a "Foreign Action") in the name of any shareholder, such shareholder shall be deemed to have consented to (i) the personal jurisdiction of the U.S. District Court for the District of Delaware or the Court of Chancery of the State of Delaware and the Superior Court of the State of Delaware or (ii) the U.S. District Court for the District of Illinois or the Circuit Court of the State of Illinois in connection with any action brought in any such courts to enforce the preceding sentence (an "Enforcement Action") and (ii) having service of process made upon such shareholder in any such Enforcement Action by service upon such shareholder's counsel in the Foreign Action as agent for such shareholder.

The By-Laws provide that any person purchasing or otherwise acquiring or holding any interest in shares of beneficial interest of the Trust shall be (i) deemed to have notice of and consented to the provisions of the foregoing paragraph and (ii) deemed to have waived any argument relating to the inconvenience of the forums referenced above in connection with any action or proceeding described in the foregoing paragraph.

This forum selection provision may limit a shareholder’s ability to bring a claim in a judicial forum that it finds favorable for disputes with Trustees, officers or other agents of the Trust and its service providers, which may discourage such lawsuits with respect to such claims. If a court were to find the forum selection provision contained in the By-Laws to be inapplicable or unenforceable in an action, the Trust may incur additional costs associated with resolving such action in other jurisdictions.

PORTFOLIO INVESTMENTS AND RISK CONSIDERATIONS

The Prospectus describes the Fund’s investment objective as well as certain investment policies and investment techniques that the Fund may employ in pursuing its investment objective. To the extent consistent with its investment objective and restrictions, the Fund may invest in the following instruments and use the following techniques, subject to the following additional risks.

General Investment Risks

As with all investments, at any given time the value of your shares in the Fund may be worth more or less than the price you paid. The value of your shares depends on the value of the individual securities owned by the Fund which will go up and down depending on factors such as the performance of the issuer of the security, general market and economic conditions, and investor confidence. In addition, the market for securities generally rises and falls over time, usually in cycles. During any particular cycle, an investment style may be in or out of favor. If the market is not favoring the Fund’s particular style, the Fund’s gains may not be as big as, or its losses may be larger than, those of other funds using different investment styles.

Market Risk

Due to the uncertainty caused by events such as war, terrorism, natural disasters and pandemics, global markets are at risk to experience increased volatility. Such risks include the recent spread of the novel coronavirus (COVID-19), which has adversely affected economies and markets throughout the world. The duration and full effects of COVID-19 remain uncertain, and the performance of the Fund’s investments could suffer as a result. Such risks also include Russia’s military attack on Ukraine, which significantly amplified already existing geopolitical conflict among Russia, Ukraine, Europe, NATO, and the U.S.

Cyber Security Risk

With the increased use of technologies such as the Internet and the use of electronic data, the Fund and its third-party service providers are susceptible to operational and information security risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites. Cyber security failures or breaches of the Fund’s third-party service provider (including, but not limited to, the Adviser, administrator, custodian and transfer agent) or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result. Although the Fund and its service providers have business continuity plans and other safeguards in place, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified.

Foreign Securities and Depositary Receipts

The Fund invests in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, taxes or expropriation of assets) than investments in securities of domestic issuers. The Fund may also purchase foreign securities in the form of European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities representing underlying shares of foreign issuers. Additionally, the Fund may purchase foreign securities in the form of American Depositary Receipts (“ADRs”). Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European receipts evidencing a similar arrangement. Generally, ADRs are designed for the U.S. securities markets and EDRs and GDRs are designed for use in European and other foreign securities markets. The Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

With respect to equities that are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Nigerian Naira, the dollar value of a Naira-denominated stock held in the Fund will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the Naira, the dollar value of the Naira-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under “Foreign Currency Exchange Transactions.”)

Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities and positions which are generally denominated in foreign currencies, and utilization of forward currency contracts, involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; possible imposition of foreign taxes; investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

Although the Fund will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations. The foreign countries in which the Fund invests may become subject to economic and trade sanctions or embargoes imposed by the U.S. or foreign governments or the United Nations. Such sanctions or other actions could result in the devaluation of a country’s currency or a decline in the value and liquidity of securities of issuers in that country. In addition, such sanctions could result in a freeze on an issuer’s securities which would prevent the Fund from buying into an issuer’s securities or selling the securities it holds. The value of the securities issued by companies that operate in, or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce the Fund’s returns. The risks related to sanctions or embargoes are greater in emerging and frontier market countries.

Risk of Investing in China. The Fund may invest in the securities of Chinese issuers. The Chinese economy may be negatively impacted by trade or political disputes with China’s major trading partners, including the U.S., a decrease in the global demand for Chinese exports or a reduction in spending by Chinese consumers on domestic products. For example, U.S. government executive orders prohibiting investment in the securities of certain Chinese issuers could negatively impact the performance of the Fund. The central government in China has historically exercised significant control over China’s economy through state ownership and administrative regulation. Government action could have a substantial adverse effect on economic conditions in China, the economic prospects for and the market prices and liquidity of the securities of Chinese companies and the payment of dividends and interest by Chinese companies. In addition, expropriation, including nationalization; confiscatory taxation, political, economic or social instability, environmental issues, or other developments could adversely affect and significantly diminish the value of the Chinese companies in which the Fund invest in.

Europe — Recent Events. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and outside of Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. As of January 1, 2021, the United Kingdom's withdrawal from the European Union's single market and customs union became effective due to the end of the Brexit transition period, and the post-Brexit trade deal between the European Union and the United Kingdom taking effect on December 31, 2020. Given the size and importance of the United Kingdom’s economy, uncertainty about its legal, political, and economic relationship with the remaining member states of the European Union may continue to be a source of instability. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.

Foreign Currency Exchange Transactions. Currency exchange transactions may be conducted either through forward currency contracts (“forward currency contracts”) or on a spot (i.e., cash) basis at the spot rate for purchasing currency prevailing in the foreign exchange market. Forward currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward currency contracts are usually entered into with banks and broker-dealers, are not exchange traded and are usually for less than one year but may be renewed.

Forward currency transactions may involve currencies of the different countries in which the Fund may invest and serve as hedges against possible variations in the exchange rate between these currencies. Each Fund’s currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described under “Synthetic Foreign Money Market Positions.” Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of the Fund accruing in connection with settlement of the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward currency contracts with respect to portfolio security positions denominated or quoted in a particular currency. Portfolio hedging allows the Adviser to limit or reduce exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward currency contracts for each currency held in the Fund. The Fund may not engage in “speculative” currency exchange transactions.

At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

The Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. Currency futures contracts are similar to forward foreign currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. In hedging transactions, the value of the Fund’s foreign-denominated investments may change in response to many factors other than exchange rates, in which case it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time.

Currency Hedging. To the extent the Fund invests in foreign securities, the value of the Fund in U.S. dollars is subject to fluctuations in the exchange rate between foreign currencies and the U.S. dollar. When, in the opinion of the Adviser, it is desirable to limit or reduce exposure in a foreign currency, the Fund may enter into a forward currency exchange contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) (“forward currency contract”). Through the contract, the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. This technique is known as “currency hedging.” By locking in a rate of exchange, currency hedging is intended to moderate or reduce the risk of change in the U.S. dollar value of the Fund during the period of the forward contract. A default on a contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

The use of forward currency contracts (for transaction or portfolio hedging) will not eliminate fluctuations in the prices of portfolio securities or prevent loss if the price of such securities should decline. In addition, such forward currency contracts will diminish the benefit of the appreciation in the U.S. dollar value of that foreign currency.

Synthetic Foreign Money Market Positions. The Fund may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, the Fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency money market instruments. The result of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, should, in general, be similar, but would not be identical because the components of the alternative investments would not be identical.

Frontier Markets. The Fund may invest in the securities of so-called frontier market issuers. Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging or developing markets, and, as a result, the risks of investing in emerging or developing market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline.

Lending of Portfolio Securities

Subject to restriction (3) under “Investment Restrictions” in this SAI, the Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan, but would call the loan to permit voting of the securities if, in the Adviser’s judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, The Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Repurchase Agreements

The Fund may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days as well as any other illiquid securities. A repurchase agreement is a sale of securities to the Fund, with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount representing interest at an agreed-upon interest rate within a specified period of time, usually less than one week, but, on occasion, at a later time. Repurchase agreements entered into by the Fund will be fully collateralized and will be marked-to-market daily. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

Warrants

The Fund may purchase warrants, which are instruments that give holders the right, but not the obligation, to buy shares of a company at a given price during a specified period. Warrants are generally sold by companies intending to issue stock in the future, or by those seeking to raise cash by selling shares held in reserve.

Rule 144A Securities

The Fund may purchase securities that have been privately placed but are eligible for purchase and sale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund’s restriction of investing no more than 15% of its net assets in illiquid securities. In determining whether a Rule 144A security is liquid or not, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser will consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Line of Credit

Subject to restriction (4) under “Investment Restrictions” in this SAI, the Trust has established a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Currently the line of credit is available to the Fund.

Portfolio Turnover

Portfolio turnover rate is measured by dividing the lesser of the Fund’s total purchases or sales for the period under consideration by the average portfolio value (i.e., the cumulative total investment in the account at the end of each month, divided by the number of months under consideration).

The Fund’s portfolio turnover during the fiscal years ended December 31, were as follows:

	2022	2021
Driehaus Global Fund	[]%	101%

Derivatives

A fund that limits its use of derivatives instruments is not subject to the full requirements of Rule 18f-4 and instead qualifies as a “limited derivatives user.” This regulatory framework eliminates and replaces the asset segregation and coverage framework established by prior SEC guidance and regulations The Fund must comply with Rule 18f-4 as one of three types: funds that are not derivatives users, funds that are “limited derivatives users” and funds that are derivatives users that must adopt a derivatives risk management program in compliance with Rule 18f-4. Rule 18f-4 also governs a fund's use of certain other transactions that create future payment and/or delivery obligations by a fund, such as short sale borrowings and reverse repurchase agreements or similar financing transactions, and certain transactions entered into on a when-issued, delayed-delivery or forward-commitment basis. The requirements of Rule 18f-4 may limit the Fund's ability to engage in derivatives transactions and certain other transactions noted above as part of its investment strategies. These requirements may also increase the cost of doing business, which could adversely affect the performance of the Fund.

The Adviser intends to file a notice of eligibility for exclusion from the definition of the term “commodity pool operator” under Commodity Futures Trading Commission (“CFTC”) Rule 4.5 with the National Futures Association (“NFA”) with respect to the Fund. The Fund intends to limit use of futures and options on futures or commodities or engage in swap transactions so as to remain eligible for the exclusion. If the Fund were no longer able to claim the exclusion, the Adviser would be required to register as a “commodity pool operator,” and the Adviser would be subject to regulation under the Commodity Exchange Act (“CEA”) as a registrant.

Preferred Stock

Preferred stock is an equity security but possesses certain attributes of debt securities. Holders of preferred stock normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not otherwise participate in amounts available for distribution by the issuing corporation. Preferred stock present certain additional risks, including credit risk, interest rate risk, subordination to bonds and other debt securities in a company’s capital structure, liquidity risk, and the risk of limited or no voting rights. Additionally, during periods of declining interest rates, there is a risk that an issuer may redeem its outstanding preferred stock. If this happens, the Fund may be forced to reinvest in lower yielding securities. An issuer of preferred stock may have special redemption rights that, when exercised, may negatively impact the return of the preferred stock held by the fund. Credit risk is the risk that a preferred stock in the Fund’s portfolio will decline in price or the issuer of the preferred stock will fail to make dividend, interest, or principal payments when due because the issuer experiences a decline in its financial status. Preferred stocks are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income, claims to corporate assets, and liquidation payments and, therefore, will be subject to greater credit risk than more senior debt instruments. Interest rate risk is the risk that a preferred stock will decline in value because of changes in market interest rates. When market interest rates rise, the market value of a preferred stock generally will fall. Preferred stocks with longer periods before maturity may be more sensitive to interest rate changes. Preferred stocks may have provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. In certain cases, deferring or omitting distributions may be mandatory. If the Fund owns a preferred stock that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income. During periods of declining interest rates, an issuer may be able to exercise an option to redeem its outstanding preferred stock at par earlier than scheduled, which is generally known as call risk. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Preferred stocks frequently have call features that allow the issuer to repurchase the stock prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the obligation at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer, or in the event of regulatory changes affecting the capital treatment of its outstanding preferred stock. Another risk associated with a declining interest rate environment is that the income from the Fund’s portfolio may decline over time when the Fund invests the proceeds from share sales at market interest rates that are below the portfolio’s current earnings rate. Certain preferred stocks may be substantially less liquid than many other stocks, such as common stocks. Illiquid preferred stocks involve the risk that the stock may not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the stock on its books. Generally, traditional preferred stocks offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred stockholders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred stockholders no longer have voting rights. In addition, in certain circumstances (for example, a redemption triggered by a change in U.S. federal income tax or securities laws), an issuer of preferred stock may redeem the stock prior to a specified date. As with call provisions, a redemption by the issuer may negatively impact the return of the preferred stock held by the Fund.

Exchange-Traded Funds

The Fund may purchase shares of exchange-traded funds (“ETFs”). All ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF generally represents a portfolio of securities designed to track a particular market index. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the index is designed to track, although lack of liquidity in a particular ETF could result in it being more volatile than the underlying portfolio of securities and trading at a discount to its net asset value. ETFs also have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

Other Investment Companies. The Fund may invest in other investment companies to the extent permitted by applicable law or SEC exemption. Under Section 12(d)(1) of the 1940 Act, a fund may invest up to 10% of its assets in shares of investment companies generally and up to 5% of its assets in any one investment company, as long as no investment represents more than 3% of the voting stock of an acquired investment company. The 1940 Act and related rules provide certain exemptions from these restrictions, for example, for funds that invest in other funds within the same group of investment companies. If a fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund’s expenses (including operating expenses and the fees of the adviser), but they also may indirectly bear similar expenses of the underlying investment companies. Certain investment companies, such as business development companies (BDCs), are more akin to operating companies and, as such, their expenses are not direct expenses paid by fund shareholders and are not used to calculate the fund’s net asset value. SEC rules nevertheless require that any expenses incurred by certain investment companies be included in a fund’s expense ratio as “Acquired Fund Fees and Expenses.” The expense ratio of a fund that holds another investment company will thus overstate what the fund actually spends on portfolio management, administrative services, and other shareholder services by an amount equal to these Acquired Fund Fees and Expenses. The Acquired Fund Fees and Expenses are not included in a fund’s financial statements, which provide a clearer picture of a fund’s actual operating expenses. Shareholders would also be exposed to the risks associated not only with the investments of the fund but also with the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded on the secondary market. A fund may be limited to purchasing a particular share class of other investment companies (underlying funds). In certain cases, an investor may be able to purchase lower-cost shares of such underlying funds separately, and therefore be able to construct, and maintain over time, a similar portfolio of investments while incurring lower overall expenses.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

Common Stock

The Fund may invest in common stock across all market capitalizations. . Common stock represents an equity interest in a company, which generally gives the Fund the right to vote on issues affecting the company’s organization and operations. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Despite their price volatility, common stocks have historically offered a greater potential for long-term gain on investment, compared to other classes of financial instruments, such as bonds or cash equivalents, although there can be no assurance that this will be true in the future.

Private Placement Securities

The Fund may invest in private placement securities. Many private placement securities are issued by companies that are not required to file periodic financial reports, leading to challenges in evaluating the company’s overall business prospects and gauging how the investment is likely to perform over time. The more limited financial information and lack of publicly available prices require the Fund to determine a fair value for such investments. The assignments of fair value prices to private placements consider a wide variety of factors and are reviewed on a regular basis and updated as additional information becomes available. However, the valuation involves a significant amount of judgment and the fair value prices determined for the fund could differ from those of other market participants. Private placement securities are considered to be restricted securities since they cannot be resold without registration or an exemption from registration, features that make them difficult to sell and may negatively impact the price at which they can be ultimately sold. In addition, the issuer typically does not have an obligation to provide liquidity to investors by buying the securities back when the investor wants to sell. Since the offering is not registered with the SEC, investors in a private placement have less protection under the federal securities laws against improper practices than investors in registered securities.

U.S. Government Securities

The Fund may invest in a variety of U.S. Treasury obligations, including bills, notes and bonds for temporary or defensive positions. These obligations differ only in terms of their interest rates, maturities and time of issuance. The Fund may also invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.

Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the U.S., are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as those of the Federal National Mortgage Association (“Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association (“Sallie Mae”), are supported only by the credit of the agency or instrumentality that issues them. There is no guarantee that the U.S. government will provide financial support to its agencies or instrumentalities, now or in the future, if it is not obligated to do so by law. For a discussion of the placement of Fannie Mae into conservatorship, please see the discussion below under “Mortgage-Backed Securities and Other Asset- Backed Securities.”

Money Market Instruments

The Fund may invest in cash and money market securities for temporary or defensive positions, or to have assets available to pay expenses, or satisfy redemption requests. The money market securities in which the Fund invests include U.S. Treasury Bills, commercial paper, commercial paper master notes and repurchase agreements.

The Fund may invest in commercial paper or commercial paper master notes rated, at the time of purchase, A-l or A-2 by Standard & Poor’s Corporation or Prime-l or Prime-2 by Moody’s Investors Service, Inc. Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Adviser will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with the Fund. In the event of a default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to pay. However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price, the Fund would suffer a loss. The Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of its investment policies.

The Fund may also invest in securities issued by other investment companies that invest in high quality, short-term debt securities (namely, money market instruments). In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.

Rights and Warrants

The Fund may purchase rights and warrants to purchase equity securities. Investments in rights and warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Rights and warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Rights and warrants differ from call options in that rights and warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities. Rights and warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration. They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security's market price.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid investments that are assets. Not readily marketable, illiquid securities include restricted securities and repurchase obligations maturing in more than seven days. Certain restricted securities that may be resold to institutional investors under Rule 144A and Section 4a(2) commercial paper under the 1933 Act may be deemed liquid under the Trust’s Liquidity Risk Management Program, adopted by the Board of Trustees. When there is little or no active trading market for specific types of securities, it can become more difficult to sell securities at or near their perceived value. In addition, in time periods of unusually high volume of redemptions, the Fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. In these situations, the value of such securities and the Fund’s share price may fall dramatically and in extreme conditions, the Fund could have difficulty meeting redemption requests. No active trading market may exist for some equity securities. Certain securities may be subject to restrictions on resale. The inability to dispose of (or convert to cash) certain securities in a timely fashion could result in losses to the Fund.

The Fund’s Board has adopted a Liquidity Risk Management Program for the Fund that delegates the responsibility for determining the liquidity status of all securities and other instruments held by the Fund to the Adviser consistent with applicable guidance. The Liquidity Risk Management Program provides for active monitoring of portfolio liquidity by the Fund’s Adviser with quarterly reporting to the Board.

INVESTMENT RESTRICTIONS

The Fund operates under the following fundamental investment restrictions, which, together with the investment objective are fundamental policies, cannot be changed without the approval of a “majority of the outstanding voting securities,” which is defined in the 1940 Act to mean the lesser of (i) 67% of the Fund’s shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Fund’s outstanding shares. The Fund may not:

(1)	act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the 1933 Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

(2)	purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward currency contracts;

(3)	make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets (taken at market value at the time of such loan);

(4)	borrow, except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 33 1/3% of its total assets, and the Fund will not purchase additional securities when its borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of its total assets) and (b) enter into transactions in options, futures and options on futures;

(5)	invest in a security if 25% or more of its net assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry,[1] except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; and

(6)	issue any senior security except to the extent permitted under the 1940 Act.

[1]

For purposes of this investment restriction, the Fund may use industry classifications contained in Morgan Stanley Capital International and Standard & Poor’s Global Industry Classification Standard (“GICS”), Bloomberg Industry Classification Systems (“BICS”) or any other reasonable industry classification system. To the extent that categorization in GICS, BICS or other provider is “Miscellaneous” or “Other” for an industry, the portfolio managers may change the industry classification to a more appropriate or specific industry. Also for purposes of this limitation, all sovereign debt of a single country will be considered investments in a single industry.

The Fund is diversified and will seek shareholder approval if it elects to become non-diversified in the future.

All swap agreements and other derivative instruments that were not classified as commodities or commodity contracts prior to July 21, 2010 are not deemed to be commodities or commodity contracts for purposes of restriction number 2 above. The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of short sales, options and futures contract transactions is not considered to be borrowing for purposes of restriction number 4 above or the issuance of a senior security for purposes of restriction number 6 above.

The Fund is also subject to the following nonfundamental restrictions and policies, which may be changed by the Board without shareholder approval. The Fund may not:

(1)	invest in companies for the purpose of exercising control or management;

(2)	purchase, except for securities acquired as part of a merger, consolidation or acquisition of assets, more than 3% of the stock of another investment company (valued at time of purchase);

(3)	mortgage, pledge or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with options, futures and options on futures; and

(4)	invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

For purposes of these investment restrictions, with the exception of the restriction on borrowing, subsequent changes in the Fund’s holdings as a result of changing market conditions or changes in the amount of the Fund’s total assets does not require the Fund to sell or dispose of an investment or to take any other action, except that if illiquid securities exceed 15% of the Fund’s net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. An illiquid security is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days without the sale or disposition significantly changing the market value of the investment. Because illiquid securities may not be readily marketable, the portfolio managers may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of the Fund to decline. With respect to the investment restriction related to borrowing, the Fund may only borrow from banks and in the event that such asset coverage shall at any time fall below 33 1/3% of its total assets, the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 33 1/3% of its total assets.

DISCLOSURE OF THE FUND’S PORTFOLIO HOLDINGS

It is the policy of the Fund and DCM that non-public information about the Fund’s portfolio holdings (“Portfolio Holdings”) may not be selectively disclosed to any person, unless the disclosure (a) is made for a legitimate business purpose, (b) is made to a recipient who is subject to a duty to keep the information confidential, including a duty not to trade on the basis of the Fund’s Portfolio Holdings (“Authorized Recipients”), (c) is consistent with DCM’s fiduciary duties as an investment adviser or the duties owed by the Fund to its shareholders and (d) will not violate the antifraud provisions of the federal securities laws (“Disclosure Conditions”). The purpose of this policy is to prevent abusive trading in shares of the Fund, such as market timing, and not other fraudulent practices, e.g., trading on “inside information,” that are addressed in the Trust’s and DCM’s Code of Ethics. The policy is designed to prevent sharing of portfolio information with third parties that have no legitimate business purpose for accessing the information. However, the policy may not be effective to limit access to Portfolio Holdings information in all circumstances. For example, DCM may manage accounts other than the Fund or provide model portfolios to other advisors that have investment objectives and strategies similar to those of the Fund. Because these accounts, including the Fund, or model portfolios may be similarly managed, Portfolio Holdings may be similar across the accounts or model portfolios. In that case, an investor in another account managed by DCM or a recipient of a model portfolio may be able to infer the portfolio holdings of the Fund from the Portfolio Holdings in that investor's account or in the model portfolio.

Authorized Recipients of Portfolio Holdings information are: (a) the Trust’s officers and Trustees in their capacity as such; (b) officers, directors or employees of DCM who need the information to perform their duties; (c) outside counsel to the Trust or DCM and independent counsel to the Trust’s Trustees who are not affiliates of the Adviser (each an “Independent Trustee” and collectively, the “Independent Trustees”) in their capacity as such; (d) the independent registered public accounting firm (the “auditors”) for the Fund or DCM; (e) the auditors conducting the performance verifications for DCM and/or its affiliates; (f) third-party broker-dealers in connection with the provision of brokerage, research or analytical services to the Trust or DCM; (g) third-party service providers to the Fund or DCM, such as the Fund’s custodian; the Fund’s administrator, transfer agent and fund accountant; the Fund’s principal underwriter and distributor; DCM’s proxy-voting service; the Fund’s pricing service; liquidity classification provider, and “best execution” analysts retained to evaluate the quality of executions obtained for the Fund, provided their contracts with the Fund and/or DCM contain appropriate provisions protecting the confidentiality, and limiting the use, of the information; (h) consultants and rating and ranking organizations that have entered into written confidentiality agreements with the Trust and/or DCM appropriately limiting their use of the information; and (i) such other Authorized Recipients as may be pre-approved from time to time by DCM’s Chief Executive Officer and President or General Counsel.

Authorized Recipients do not include, for example, members of the press or other communications media, institutional investors and persons that are engaged in selling shares of the Fund to customers, such as financial planners, broker-dealers or other intermediaries unless the Disclosure Conditions are satisfied. However, the Fund and/or DCM may make disclosure of a limited number of Portfolio Holdings, provided the Fund is not disadvantaged by such disclosure and the disclosure is made for a legitimate business purpose. For example, in the normal course of business, in discussions about the Fund with current and prospective institutional shareholders and/or their advisors conducting due diligence about the Fund, the Adviser may occasionally and incidentally mention specific Portfolio Holdings that have not been previously disclosed. The Fund and the Adviser do not believe that these disclosures will disadvantage the Fund.

The Fund will post performance figures on its website within seven business days after month-end. The Fund will post Portfolio Holdings, including top five holdings, on its website 30 days after month-end. Sector and country weightings will be posted as soon as information is available after calendar quarter-end. All Portfolio Holdings information is available at www.driehaus.com/fund-resources. Portfolio Holdings information is also available upon request after the website posting and on Form N-PORT or Form N-CSR. These filings are described below.

The Fund’s Portfolio Holdings posted on the website and in these filings may not represent current or future portfolio composition and are subject to change without notice. Information on particular Portfolio Holdings may be withheld if it is in the Fund’s best interest to do so.

DCM shall not agree to give or receive from any person or entity any compensation or consideration of any kind (including an agreement to maintain assets in any portfolio or enter into or maintain any other relationship with DCM) in connection with the release of the Fund’s Portfolio Holdings.

DCM’s General Counsel is responsible for reviewing the agreements between the Trust, DCM and the third-party service providers, consultants, rating and ranking organizations and any pre-approved Authorized Recipients, to seek to ensure that these agreements contain appropriate confidentiality and limitations on use provisions. DCM’s Chief Compliance Officer is responsible for monitoring compliance with the Fund’s pre-approval and disclosure restrictions. The Trust’s Treasurer, Chief Legal Officer and Chief Compliance Officer, working with the Trust’s counsel, are responsible for ensuring the accuracy and completeness of the Prospectus and SAI disclosure related to the Fund’s disclosure of portfolio holdings. The Trust’s Chief Compliance Officer will report to the Trust’s Board at least annually on compliance by the Fund and DCM with the policies and procedures on selective disclosure of the Fund’s Portfolio Holdings to enable the Board to exercise its oversight of these policies and procedures.

The Fund’s Portfolio Holdings must be filed with the SEC within 60 days of quarter-end. The Portfolio Holdings are made available on the Fund’s website at www.driehaus.com/fund-resources within five business days of the filing with the SEC and are available on the website for at least six months from the posting date.

PURCHASES AND REDEMPTIONS

How to purchase and redeem Fund shares is discussed in the Prospectus. The Prospectus discloses that you may purchase (or redeem) shares through investment dealers or other institutions. It is the responsibility of any such institution to establish procedures insuring the prompt transmission to the Fund of any such purchase order.

The Fund’s net asset value is determined on days on which the New York Stock Exchange (the “NYSE”) is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day (observed). If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

The Trust intends to pay all redemptions in cash and will pay cash for all redemption orders, limited in amount with respect to each shareholder of record during any ninety-day period to the lesser of $250,000 or one percent of the net assets of the Fund, as measured at the beginning of such period. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of exchange-traded securities. If redemptions are made in kind, the proceeds are taxable for federal income tax purposes in the same manner as a redemption for cash and the redeeming shareholder might incur transaction costs in selling the securities received in the redemption.

The Trust reserves the right to suspend or postpone redemptions of shares of the Fund, as permissible pursuant to Section 22(e) of the 1940 Act, during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension for the protection of Fund shareholders; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

NET ASSET VALUE

The net asset value per share of the Fund is calculated by dividing (i) the value of the securities held by the Fund (i.e., the value of its investments), plus any cash or other assets, minus all liabilities (including accrued estimated expenses on an annual basis), by (ii) the total number of outstanding shares of the Fund. Net asset value will not be determined on days when the NYSE is closed, unless, in the judgment of the Board, the net asset value of a Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m. Central time. In the event that the NYSE adopts different trading hours on a temporary basis, a Fund’s net asset value will be computed at the close of the exchange.

The Trust’s Board of Trustees has appointed DCM as Valuation Designee pursuant to Rule 2a-5 under the 1940 Act. As Valuation Designee, DCM, through its pricing committee (“Pricing Committee”), is responsible for, among other things, performing fair value determinations for the Fund and assessing any material risks associated with such determinations, including material conflicts of interest, if any in accordance with policies and procedures approved by the Board. The Valuation Designee also performs an annual valuation risk assessment to identify and enumerate material valuation risks which are or may be impactful to the Fund.

The Fund use independent pricing services employed by Northern Trust (the “Fund Administrator”). Equity securities, including ADRs, EDRs, GDRs, and ETFs, and futures and options that are traded on a securities exchange are valued at the last sale price as of the regular close of business on the NYSE (normally 3:00 p.m. Central time) on the day the securities are being valued, or for North and South American equity securities lacking any sales, at the closing bid price. For all other securities lacking any sales, at the mean between the closing bid and ask prices.

Long-term U.S. fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Long-term non-U.S. fixed income securities are valued at the mean of the representative quoted bid and ask prices when held long or sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are valued at fair value.

Valuations for non-exchange traded options, futures contracts and options thereon, are provided by a pricing service or in the event such pricing service does not provide such valuations, on the basis of quotes provided by broker-dealers. Swap agreements, swaptions and bank loans are valued at fair value based on the evaluation of an independent pricing service.

Trading in securities on most foreign securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE except securities trading primarily on Central and South American exchanges. Such securities are valued at the last sale price as of the regular close of the relevant exchange or market. For securities that trade primarily on an exchange that closes after the NYSE, the price of the security will be determined at 3:00 p.m. Central time. In addition, foreign securities trading may not take place on all business days and may occur in various foreign markets on days which are not business days in domestic markets and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of net asset value unless the Valuation Designee, pursuant to the pricing policies and procedures approved by the Board deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value into U.S. dollars at the spot exchange rates at 3:00 p.m. Central time or at such other rates as the Adviser may determine to be appropriate in computing net asset value.

Privately-traded equity securities are valued based on a monthly evaluated price provided by an independent pricing service that is adjusted on a daily basis to reflect broader market trends and any company specific information. Such evaluated prices are updated within 5 business days of each calendar month end and, if conditions warrant, may be updated by the Adviser’s Pricing Committee intra-month. New positions of this type that are not yet being valued by the independent pricing service are generally valued at the security’s purchase price until such time that the independent pricing service provides an evaluated price for such position. Daily adjustments to the evaluated price provided by the independent pricing service, if applicable, may be based on the market movements of a representative proxy index as determined by the Adviser’s Pricing Committee to reflect the market fluctuations of similarly situated public companies.

Securities and assets for which market quotations are not readily available or for which the Adviser’s Pricing Committee determines the valuations provided for using the foregoing methods do not accurately reflect current market value are valued at fair value determined in good faith by the Valuation Designee through the Adviser’s Pricing Committee under procedures established by and under the general direction and supervision of the Audit Committee of the Board. Securities and situations in which such fair value pricing may be required include, but are not limited to: (i) illiquid securities, including “restricted” securities and private placements for which there is no public market; (ii) options not traded on a securities exchange; (iii) securities of an issuer that has entered into a restructuring; (iv) securities whose trading has been halted or suspended; (v) fixed income securities that have gone into default and for which there is not a current market value quotation; (vi) U.S. government securities and other fixed income securities when events have occurred subsequent to the close of trading for such securities and the close of the NYSE that would materially impact their value; and (vii) when the portfolio manager believes the market quotation does not reflect the fair value. If the Pricing Committee determines that the foregoing methods do not accurately reflect current market value, securities and assets are valued at fair value as determined in good faith pursuant to the policies and procedures approved by the Board. The Fund uses an independent pricing service to provide fair value estimates for relevant foreign equity securities. This pricing service uses correlations between the movement of prices of foreign equity securities and indexes of U.S. traded securities and other indicators, such as closing prices of ADRs and futures contracts, to determine the fair value of relevant foreign equity securities. Such valuations and procedures are then reviewed by the Audit Committee of the Board at its next regularly scheduled meeting.

TRUSTEES AND OFFICERS

The officers of the Trust manage its day-to-day operations under the direction of the Trust’s Board. The primary responsibility of the Board is to represent the interests of the shareholders of each series of the Trust and to provide oversight of the management of the Trust. Seventy-five percent of the Trust’s Board members are not affiliated with the Adviser or the Distributor. Officers of the Trust are elected by the Board on an annual basis. The following table sets forth certain information with respect to the Trustees of the Trust. The Trustees oversee each series of the Trust, which as of the date of this SAI consists of eight series, including the Fund.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
INTERESTED TRUSTEE**:
Stephen T. Weber Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1970	Trustee and President	Since Dec. 2020 Since Feb. 2020	Director of Driehaus Trust Company, LLC since March 2021; Chief Executive Officer of the Adviser since March 2021; President since February 2020; Head of Distribution of the Adviser from February 2020 through October 2021; Director of Sales and Relationship Management of the Adviser from 2006 through February 2020; President and Chief Executive Officer of Driehaus Securities LLC from 2018 through 2019.	None.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES:
Theodore J. Beck c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1952	Trustee Chair Vice Chair	Since 2012, Since June 2021 2020 to June 2021	Retired; President and Chief Executive Officer, National Endowment for Financial Education, 2005 to July 2018.	None.
Dawn M. Vroegop c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1966	Trustee	Since 2012	Private Investor.	Independent Trustee, Brighthouse Funds Trust I since December 2000 and Brighthouse Funds Trust II since May 2009.
Christopher J. Towle, CFA c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1957	Trustee	Since 2016	Retired; Portfolio Manager.	None.

*	Each Trustee will serve as a Trustee until (i) termination of the Trust, or (ii) the Trustee’s retirement, resignation, or death, or (iii) as otherwise specified in the Trust’s governing documents.
**	Mr. Weber became President on February 24, 2020 and a Trustee on December 3, 2020. Mr. Weber is an “interested person” of the Trust and the Adviser, as defined in the 1940 Act, because he is an officer of the Adviser.

The following table sets forth certain information with respect to the officers of the Trust.

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Stephen T. Weber 25 East Erie Street Chicago, IL 60611 YOB: 1970	President and Trustee	Since Feb. 2020 Since Dec. 2020	Director of Driehaus Trust Company, LLC since March 2021; Chief Executive Officer of the Adviser since March 2021; President of the Adviser since February 2020; Head of Distribution of the Adviser from February 2020 through October 2021; Director of Sales and Relationship Management of the Adviser from 2006 through February 2020; President and Chief Executive Officer of Driehaus Securities LLC from 2018 through 2019.
Robert M. Kurinsky 25 East Erie Street Chicago, IL 60611 YOB: 1972	Vice President and Treasurer	Since 2019	Chief Operating Officer of the Adviser since February 2020, Chief Financial Officer and Treasurer of the Adviser since January 2019; Treasurer and Chief Financial Officer of Driehaus Securities LLC from January 2019 through December 2019; Treasurer, Secretary and Chief Legal Officer of the Keeley Funds, Inc. through December 2018; President and Chief Operating Officer of Keeley-Teton Advisors, LLC through December 2018.
Janet L. McWilliams 25 East Erie Street Chicago, IL 60611 YOB: 1970	Assistant Vice President and Chief Legal Officer	Since 2007 Since 2012	General Counsel and Secretary of the Adviser since 2012; General Counsel and Secretary of Driehaus Securities LLC through December 2019.
Anne S. Kochevar 25 East Erie Street Chicago, IL 60611 YOB: 1963	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Since 2019	Chief Compliance Officer of the Adviser since July 2019; Anti-Money Laundering Compliance Officer of Driehaus Securities LLC from July 2019 to December 2019; Chief Compliance Officer of Confluence Investment Management from January 2018 to June 2019; and Chief Compliance Officer of Henderson Global Investors U.S. from November 2014 to January 2018.
Tanya S. Tancheff 333 South Wabash Ave Chicago, IL 60604 YOB: 1973	Secretary	Since December 2022	The Northern Trust Company, Second Vice President 2022 - Present; ALPS Holdings, Inc., Senior Paralegal 2017 to 2022.
Malinda M. Sanborn 25 East Erie Street Chicago, IL 60611 YOB: 1965	Assistant Treasurer	Since Aug. 2020	Director of Fund Administration of the Adviser since August 2014.
Christina E. Algozine 25 East Erie Street Chicago, IL 60611 YOB: 1985	Assistant Secretary	Since 2019	Assistant Secretary of the Adviser since January 2019; Assistant Secretary of Driehaus Securities LLC from January 2019 to December 2019; Senior Attorney, Aegon USA Investment Management, LLC from December 2014 to January 2019.

Leadership Structure and Board of Trustees

The Board has general oversight responsibility with respect to the business and affairs of the Trust. The Board is responsible for overseeing the operations of the Fund in accordance with the provisions of the 1940 Act, other applicable laws and the Trust’s Declaration of Trust. The Board is composed of three Independent Trustees who are not affiliates of the Adviser (each an “Independent Trustee” and collectively, the “Independent Trustees”) and one Interested Trustee. The Board has appointed an Independent Trustee to serve as Chairperson of the Board. Generally, the Board acts by majority vote of all of the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Trust’s day-to-day operations are managed by the Adviser and other service providers who have been approved by the Board. The Board meets periodically throughout the year to oversee the Trust’s activities, review contractual arrangements with service providers, oversee compliance with regulatory requirements, and review performance. The Board has determined that its leadership structure is appropriate given the size of the Board, the experience of each Trustee with the Trust and the number and nature of funds (including the Fund) within the Trust.

The Trustees were selected to serve and continue on the Board based upon their skills, experience, judgment, analytical ability, diligence, ability to work effectively with other Trustees and a commitment to the interests of shareholders and with respect to the Independent Trustees, a demonstrated willingness to take an independent and questioning view of management. Each Trustee currently also has familiarity with the Fund and the Adviser, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company directors as a result of his or her prior service as a Trustee of the Trust. In addition to those qualifications, the following is a brief summary of the specific experience, qualifications or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust. References to the qualifications, attributes and skills of the Trustees are pursuant to requirements of the SEC, and do not constitute a holding out of the Board or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof. As required by rules the SEC has adopted under the 1940 Act, the Trust’s Independent Trustees select and nominate all candidates for Independent Trustee positions.

Stephen T. Weber. Mr. Weber has served as Trustee of the Trust since December 2020 and as President of the Trust since February 2020. He was appointed as a Director of Driehaus Trust Company, LLC in March 2021. He was appointed the Chief Executive Officer of the Adviser in March 2021. He has served as President of the Adviser since February 2020. Mr. Weber also served as Head of Distribution of the Adviser from February 2020 through October 2021. Prior to that, Mr. Weber was the Director of Sales and Relationship Management of the Adviser from 2006 through February 2020. He was President and Chief Executive Officer of Driehaus Securities LLC from 2018 through 2019.

Theodore J. Beck. Mr. Beck has served as Trustee of the Trust since 2012, served as the Vice Chair of the Board from June 2020 to June 2021, became Chair of the Board in June 2021, and served as an Advisory Board member from 2011 to 2012. He served as President and Chief Executive Officer of National Endowment for Financial Education from 2005 to July 2018. From 1999 to 2005, Mr. Beck was Associate Dean for Executive Education and Corporate Relations and President for the Center for Advanced Studies in Business at the University of Wisconsin – Madison, and previously spent more than 20 years in senior management positions for Citibank/Citigroup. He also serves or has served on the Boards of the President’s Advisory Council on Financial Capability for Young Americans, President’s Advisory Council on Financial Capability, Federal Deposit Insurance Corporation Advisory Committee on Economic Inclusion and Jump$tart Coalition for Personal Financial Literacy. Mr. Beck previously served on the Boards of Wilshire Variable Insurance Trust and Wilshire Mutual Funds.

Christopher J. Towle. Mr. Towle has served as Trustee of the Trust since 2016. From 1987 to 2014, Mr. Towle was with Lord Abbett & Co., most recently as Partner, Portfolio Manager and Director of High Yield and Convertible Securities. He also served on the Boards of Brighthouse Funds Trust I and Brighthouse Funds Trust II, each from April 2018 to August 2019. He is a CFA® charterholder. The Board of the Trust has determined that Mr. Towle is qualified as an “audit committee financial expert” as defined by the SEC.

Dawn M. Vroegop. Ms. Vroegop has served as Trustee of the Trust since 2012 and served as an Advisory Board member from 2011 to 2012. From 1999 to 2003, she was a Managing Director with Dresdner RCM Global Investors. She also serves on the Boards of Brighthouse Funds Trust I (formerly, Met Investor Series Trust), Brighthouse Funds Trust II (formerly, Metropolitan Series Fund, Inc.) and City College of San Francisco Foundation.

Risk Oversight

Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, the Adviser, the Chief Compliance Officer and the independent registered public accounting firm, as appropriate, regarding risks faced by the Fund. The Board, with the assistance of the Adviser, reviews investment policies and risks in connection with its review of the Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its service providers. In addition, as part of the Board’s oversight of the Fund’s advisory and other service provider agreements, the Board may periodically consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board has approved Pricing Procedures intended to address valuation issues.

The Board has established the following Committees and the membership of each Committee to assist in its oversight functions, including its oversight of the risks the Fund faces. Committee membership is identified below. Each Committee must report its activities to the Board on a regular basis.

Audit Committee

The primary purpose of the Committee is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund’s accounting policies, financial reporting, internal control system, and fair value pricing procedures, as well as the work of the independent registered public accounting firm. The Audit Committee assists Board oversight of (1) the quality and integrity of the Fund’s financial statements and the independent audit thereof; (2) the Fund’s accounting and financial reporting processes and internal control over financial reporting; (iii) the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; and (iv) the qualifications, independence and performance of the Fund’s independent registered public accounting firm. The Audit Committee also serves to provide an open avenue of communication among the independent registered public accounting firm, Fund management and the Board. All Independent Trustees serve as members of the Audit Committee. The Audit Committee held four meetings during the Trust’s last fiscal year.

Executive Committee

The Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board subject to certain statutory exceptions. Theodore J. Beck serves as the sole member of the Executive Committee. The Executive Committee held no meetings during the Trust’s last fiscal year.

Nominating and Governance Committee

The Committee’s primary purpose is (1) to identify and recommend individuals for membership on the Board and (2) to oversee the administration of the Board Governance Guidelines and Procedures. The Committee’s responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal and compliance matters. All Independent Trustees serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee held three meetings during the Trust’s last fiscal year.

The nominating functions of the Nominating and Governance Committee include selecting and nominating all candidates who are not “interested persons” of the Trust (as defined in the 1940 Act) for election to the Board. Suggestions for candidates may be submitted to the Committee by other Trustees, by shareholders or by the Adviser. Shareholders may submit suggestions for candidates by sending a resume of the candidate to the Secretary of the Trust for the attention of the Chairperson of the Nominating and Governance Committee to 25 East Erie Street, Chicago, Illinois 60611. With regard to candidates for interested Trustee positions, the Nominating and Governance Committee and the Board shall give reasonable deference to the Adviser’s suggestions of candidates.

When evaluating a person as a potential nominee to serve as an independent Trustee, the Nominating and Governance Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a Trustee; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent Trustee. The Nominating and Governance Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Nominating and Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.

COMPENSATION OF TRUSTEES AND OFFICERS

Officers, except for the Chief Compliance Officer (“CCO”), serve without any compensation from the Trust. The Trust pays a portion of the CCO’s compensation. Trustees who are not affiliated with the Adviser (“Independent Trustees”) receive an annual retainer plus per meeting fees. The Chairperson of the Board and the chairpersons of the Audit Committee and Nominating and Governance Committee each receive an additional retainer for serving in such positions. The following table sets forth the compensation paid by the Trust during the fiscal year ended December 31, 2022, to each of the Independent Trustees and the CCO:

Name of Trustee/Officer	Total Compensation from the Trust
Theodore J. Beck (Trustee)	$[]
Christopher J. Towle (Trustee)	$[]
Dawn M. Vroegop (Trustee)	$[]
Anne S. Kochevar (CCO)	$[]

TRUSTEES’ OWNERSHIP OF TRUST SHARES

The following table sets forth, for each Trustee, the dollar range of equity securities owned in the Fund as of December 31, 2022. In addition, the last row shows the aggregate dollar range of equity securities owned as of December 31, 2022 in all series of the Trust.

	Interested Trustee	Independent Trustees
Name of Fund	Stephen T. Weber	Theodore J. Beck	Christopher J. Towle	Dawn M. Vroegop
Driehaus Global Fund	[]	[]	[]	[]

As of April 1, 2023, the Trust’s officers and Trustees as a group owned (or held a shared investment or voting power with respect to) shares of the Fund in the percentages shown in the following table:

Fund	% Owned*
Driehaus Global Fund	[]%

*	For officers, includes hypothetical investments in the Fund through the Adviser’s deferred compensation plan. Does not include shares in accounts over which Mr. Weber has shared voting authority as a trustee of Driehaus Trust Company, LLC.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of April 1, 2023, the following persons were known to the Trust to be beneficial or record owners (having sole voting and dispositive power) of 5% or more of the shares of beneficial interest of the Fund: [to be updated by subsequent amendment]

Name and Address	Beneficially Owned	Owner of Record	% Owned Beneficially or of Record

HOLDINGS IN CERTAIN AFFILIATES OF THE ADVISER

Seventy-five percent of the Board members are classified under the 1940 Act as not being “interested persons” of the Trust and are often referred to as “Independent Trustees.” In addition to investing in the Fund and various other funds of the Trust, Independent Trustees may invest in limited partnerships that are managed by the Adviser and an affiliate of the Adviser. The Independent Trustees may also, from time to time, invest in other investment ventures in which affiliates and employees of the Adviser also invest.

As of December 31, 2022, [no Independent Trustee or his or her immediate family members held the beneficial or record ownership of the securities of any entity other than another registered investment company, controlling, controlled by or under common control with the Adviser.]

INVESTMENT ADVISORY SERVICES

The Adviser is controlled by Driehaus Trust Company LLC (“DTC”). The principal nature of DTC’s business is to serve as a trust company that oversees the administration of the assets beneficially owned by the beneficiaries of the Adviser’s deceased founder, Mr. Richard H. Driehaus. The Adviser provides office space and executive and other personnel to the Trust. The Trust pays all expenses other than those paid by the Adviser, including but not limited to printing and postage charges, securities registration and custodian fees and expenses incidental to its organization.

Investment Management Agreement

The advisory agreement provides that neither the Adviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Fund or any shareholder of the Fund for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

Any expenses incurred by the Trust that are attributable solely to the organization, operation or business of the Fund shall be paid solely out of the Fund’s assets. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as the Adviser determines is fair and appropriate, unless otherwise specified by the Board.

Management Fees

The Fund pays the Adviser a management fee monthly, computed and accrued daily, at the following annual rates:

FUND	ASSET LEVEL BREAKPOINTS	FEE
Driehaus Global Fund	None	0.65%[1]

[1]	The Fund's investment management fee was reduced from 0.90% of average daily net assets to 0.65% of average daily net assets effective April 30, 2023.

Expense Limitations and Waivers

As set out below, the Adviser has contractually agreed to bear certain expenses and waive its management fees with respect to the Fund to the extent necessary to cause the total annual fund operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales and other investment-related costs, acquired fund fees and expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) not to exceed the percentages of average daily net assets indicated below.

FUND	Expiration Date	Expense Cap
Driehaus Global Fund	April 30, 2024	0.75%

The following table shows the advisory fees paid by the Fund under the advisory agreement to the Adviser, fees waived or expenses reimbursed, and the amount of prior waivers recaptured by the Adviser for the Fund’s last three fiscal years.

Fund	Gross Advisory Fees Paid	Advisory Fees Waived and Other Expenses Reimbursed	Reimbursement of Prior Waivers
Fiscal year ended December 31, 2022
Driehaus Global Fund	[]	[]	[]

Fiscal year ended December 31, 2021
Driehaus Global Fund	$550,463	$191,639	$0

Fiscal year ended December 31, 2020
Driehaus Global Fund	$327,473	$230,617	$0

Code of Ethics. The Adviser and the Trust have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Access persons (as defined in the code of ethics) are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in such code of ethics. The code of ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. The code of ethics also prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities unless there is a permitted code exception, and requires the submission of broker confirmations and reporting of securities transactions. Exceptions to these and other provisions of the code of ethics may be granted in particular circumstances in accordance with stated criteria after review by appropriate personnel.

Proxy Voting. The Board has delegated to the Adviser the responsibility for determining how to vote proxies relating to the Fund’s portfolio securities, and the Adviser retains the final authority and responsibility for such voting. The Adviser has provided the Fund with a copy of its written proxy voting policy, and it documents the reasons for voting, maintains records of the Fund’s voting activities and monitors voting activity for potential conflicts of interest.

In order to facilitate this proxy voting process, the Adviser has retained a proxy voting service to assist the firm with in-depth proxy research, vote execution, and the necessary record keeping. The proxy voting service is an investment adviser that specializes in providing a variety of fiduciary-level services related to proxy voting. In addition to analyses, the proxy voting service delivers to the Adviser voting reports that reflect the Fund’s voting activities, enabling the Fund to monitor voting activities performed by the Adviser.

The Adviser’s proxy voting policy sets forth the general voting guidelines that the proxy voting service follows on various types of issues when there are no company-specific reasons for voting to the contrary. In making the proxy voting decision, there are two overriding considerations: first, the economic impact of the proposal; and second, whether it would be in the best interests of the affected Fund for the proposal to pass or not pass. The proxy voting service performs company-by-company analyses, which means that all votes are reviewed on a case-by-case basis and no issues are considered routine. Each issue is considered in the context of the company under review. The Adviser generally follows the proxy voting service’s recommendations and typically does not use its discretion in the proxy voting decision. For this reason, proxies are voted in the Fund’s best interests, in accordance with a predetermined policy based upon recommendations of an independent third party and are not affected by any potential or actual conflict of interest of the Adviser. In the event the Adviser deviates from the proxy voting service’s recommendation it follows a formal process to identify any actual or potential conflicts of interest.

Information regarding how the Fund voted proxies during the 12-month period ended June 30th is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Fund’s website at www.driehaus.com/fundresources and on the SEC’s website at www.sec.gov.

Trade Allocation. The Adviser manages not only the Fund but other investment accounts, including accounts of affiliated persons of the Adviser. Simultaneous transactions may occur when the Fund and investment accounts are managed by the same investment adviser and the same security is suitable for the investment objective of more than one series of the Trust or investment account. When two or more investment accounts are simultaneously engaged in the purchase or sale of the same security, including initial public offerings (“IPOs”), the prices and amounts are allocated in accordance with procedures, established by the Adviser, and believed to be appropriate and equitable for each investment account. In some cases, this process could have a detrimental effect on the price or value of the security as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions may produce better executions and prices for the Fund.

Portfolio Managers

Description of Compensation. Each lead portfolio manager, portfolio manager and assistant portfolio manager is paid a fixed salary plus a bonus. Bonuses are determined based on the terms of a Revenue Sharing Plan for each team and include a base amount calculated as a percentage of management fees paid by the accounts managed. In addition, if the performance of a given strategy exceeds certain percentile benchmarks when compared to its peer group (primarily using Morningstar rankings) and/or certain risk adjusted return formulas, the bonus pool increases as a percentage of the management fees paid by the accounts managed within a strategy.

If the Adviser declares a profit sharing plan contribution, the lead portfolio managers, portfolio managers and assistant portfolio managers also would receive such contribution. Each lead portfolio manager, portfolio manager and assistant portfolio manager participates in a deferred compensation plan.

Other Accounts. The table below discloses other accounts for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2022.

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (000,000s omitted)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance (000,000s omitted)
1. Howard Schwab	Registered Investment Companies:	[]	$[]	[]	$[]
	Other Pooled Investment Vehicles:	[]	$[]	[]	$[]
	Other Accounts:	[]	$[]	[]	$[]
2. Richard Thies	Registered Investment Companies:	[]	$[]	[]	$[]
	Other Pooled Investment Vehicles:	[]	$[]	[]	$[]
	Other Accounts:	[]	$[]	[]	$[]
3. Daniel Burr	Registered Investment Companies:	[]	$[]	[]	$[]
	Other Pooled Investment Accounts:	[]	$[]	[]	$[]
	Other Accounts:	[]	$[]	[]	$[]

As shown in the table above, the portfolio managers may manage the assets of more than one registered investment company (each a “Fund”), other pooled investment vehicles and/or other accounts (collectively, the “Accounts”) for the Adviser. Both clients and affiliated persons of the Adviser, including the portfolio managers, may own interests in these Accounts. The same or related securities may be appropriate and desirable investments for both a Fund and the Accounts (including another fund) and they may compete in the marketplace for the same investment opportunities, which may be limited. In addition, transactions by the Accounts in securities held by a Fund or that a Fund is seeking to buy or sell (or transactions in related securities) may have an adverse impact on the prices that a Fund pays for those securities or can realize upon sale, or on the ability of the Adviser to buy or sell the desired amount of such securities for a Fund at favorable prices. This is particularly true when the Accounts’ transactions occur at a point in time close to when trades in the same or related securities are affected for a Fund. This presents a conflict between the interests of the Fund and the interests of the Accounts as well as the affiliates of the Adviser who invest in the Accounts.

Conflicts also may arise between the interests of the Fund and the interests of the Adviser and its affiliates, including the portfolio managers. These conflicts can occur as one or more of the Accounts pay advisory fees to the Adviser, including performance-based compensation, at a higher rate than the rate of fees paid by the Funds. In addition, the Adviser’s affiliates, including the Fund’s portfolio managers, may personally own interests in the Accounts or have other financial incentives (including that a portfolio manager’s compensation is based, in part, on assets under management). For example, portfolio managers could favor an Account over a Fund when dividing their time and attention between them or when presented with limited investment opportunities that would be desirable and suitable for both the Fund and the Accounts or when making trading decisions.

The Adviser, through trade allocation and other policies and procedures, seeks to manage these conflicts of interest to reduce any adverse effects on either a Fund or the Accounts. These policies and procedures include requirements that transactions by a Fund and the Accounts in the same securities that occur on the same day are average priced per execution venue when feasible and allocated on a fair and equitable basis. In addition, the Adviser conducts periodic reviews of transactions in and holdings of the same or related securities by a Fund and the Accounts for compliance with the Adviser’s policies and procedures.

Securities Ownership. The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager in the Fund as of December 31, 2022.

Dollar ($) Value of Fund Shares Beneficially Owned
Driehaus Global Fund
Richard Thies	$[]
Howard Schwab	$[]
Daniel Burr[1]	$[]

[1]	Dan Burr joined the fund as a portfolio manager on April 30, 2023.

In addition to the amounts disclosed in the table above, the portfolio managers participate in a deferred compensation plan in which they earn an investment return based on a hypothetical investment in various funds that they elect, which may include the Fund that they manage. The following table sets forth the dollar range of each portfolio manager’s deferred compensation plan account as of December 31, 2022, that is earning an investment return based on a hypothetical investment in the Fund that they manage: [to be updated by subsequent amendment]

Dollar ($) Value of Fund Shares Earning a Return Based on a Hypothetical Investment in the Fund
Driehaus Emerging Markets Growth Fund
Howard Schwab	$[]
Richard Thies	$[]
Daniel Burr[1]	$[]

[1]	Dan Burr joined the fund as a portfolio manager on April 30, 2023.

DISTRIBUTOR

The shares of the Fund are distributed by Foreside Financial Services, LLC (“Foreside”), Three Canal Plaza, Suite 100, Portland, Maine 04101, under a Distribution Agreement with the Trust. The Distribution Agreement was last approved on September 8, 2022 and continues in effect thereafter from year to year, provided such continuance is approved annually (i) by a majority of the Trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the SEC and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses. As agent, Foreside will offer shares of the Fund on a continuous basis to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. In addition, no sales commission or “12b-1 fees” are paid by the Fund. As principal underwriter to the Trust, Foreside and/or the Adviser enter into arrangements with selected dealers or other third parties for the sale and redemption of Fund shares. The Adviser makes payments to such entities for distribution related activities and the Adviser makes payment to such entities for shareholder and administrative services to customers who purchase Fund shares, including sub-accounting and sub-transfer agency services. Foreside will offer the Fund’s shares only on a best-efforts basis.

ADMINISTRATOR, FUND ACCOUNTANT, AND TRANSFER AGENT

The Northern Trust Company (“Northern Trust”), with its principal place of business at 50 South LaSalle Street, Chicago, Illinois 60603, is the administrator and fund accountant for the Fund. The Fund will pay an asset-based fee for administration and accounting services.

In addition, Northern Trust is reimbursed for out-of-pocket expenses.

Northern Trust is also the Fund’s transfer agent, registrar, dividend-disbursing agent and shareholder servicing agent. As such, Northern Trust provides certain bookkeeping and data processing services and services pertaining to the maintenance of shareholder accounts.

The Fund paid the following administrative fees for the past three fiscal years:

	2022	2021	2020
Driehaus Global Fund	$[]	$[20,531]	$[46,755]

CUSTODIAN

Northern Trust is the Fund’s custodian (the “Custodian”). The Custodian is responsible for holding all securities and cash of the Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments and performing other administrative duties, all as directed by authorized persons. The Custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends or payment of expenses of the Fund.

Portfolio securities purchased in the U.S. are maintained in the custody of the Custodian or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Custodian’s global custody network and foreign depositories (“foreign subcustodians”). With respect to foreign subcustodians, there can be no assurance that the Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign subcustodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign subcustodians, or application of foreign law to the Fund’s foreign subcustodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

The Fund may invest in obligations of the Custodian and may purchase or sell securities from or to the Custodian.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[], is the Fund’s independent registered public accounting firm (“auditors”). The auditors audit and report on the Fund’s annual financial statements, review certain regulatory reports and each The Fund’s federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when pre-approved by the Trust’s Audit Committee and engaged to do so by the Trust.

LEGAL COUNSEL

Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601, acts as the Trust’s legal counsel and as counsel to the Independent Trustees.

PORTFOLIO TRANSACTIONS

The Adviser’s overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution with a view to providing the Fund the most favorable terms reasonably available under the circumstances. The best price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These factors include the Adviser’s knowledge of: negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the financial stability of the broker or dealer selected and such other brokers or dealers; and actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Adviser may cause the Fund to pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction, provided that the Adviser determines in good faith that the commission is reasonable in relation to the services received. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Adviser’s staff while effecting portfolio transactions.

To the extent directed by management of the Fund, the Adviser will execute purchases and sales of portfolio securities for the Fund through brokers or dealers for the purpose of providing direct benefits to the Fund, subject to the Adviser seeking best execution. However, brokerage commissions or transaction costs in such transactions may be higher, and the Fund may receive less favorable prices than those which the Adviser could obtain from another broker or dealer, in order to obtain such benefits for the Fund.

For the fiscal year ended December 31, 2022, the Fund paid brokerage commissions of $[].

For the fiscal year ended December 31, 2021, the Fund paid brokerage commissions of $96,686.

For the fiscal year ended December 31, 2020, the Fund paid brokerage commissions of $71,017.

With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for the Fund, the Adviser may select a broker or dealer that furnishes it with brokerage or research services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends and similar data, computer data bases, quotation equipment and services, research-oriented computer software and services, monitoring and reporting services, and services of economic and other consultants consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended. As a result of such research, the Adviser may cause the Fund to pay commissions that are higher than otherwise obtainable from other brokers, provided that the Adviser determines in good faith that the commissions are reasonable in relation to the brokerage or research services provided by the broker. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Adviser uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by some of its clients’ accounts in the aggregate, including the Fund, to ensure the continued receipt of research products or services the Adviser feels are useful. In certain instances, the Adviser may receive from brokers and dealers products or services that are used both as investment research and for administrative, marketing or other non-research purposes. In such instances, the Adviser will make a good faith effort to determine the relative proportions of such products or services which may be considered as investment research, and this allocation process poses a potential conflict of interest to the Adviser. The portion of the costs of such products or services attributable to research usage may be defrayed by the Adviser (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by some of its clients (including the Fund), while the portions of the costs attributable to non-research usage of such products or services is paid by the Adviser in cash. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Adviser, and not all such research products or services are used in connection with the management of the Fund. Information received from brokers by the Adviser will be in addition to, and not in lieu of, the services required to be performed under the advisory agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

Directed Brokerage. During the year ended December 31, 2022, the Fund allocated a portion of its brokerage transactions to firms based upon research services and brokerage services provided. The table below shows the amount of brokerage transactions allocated and related commissions paid by the Fund during the fiscal year ended December 31, 2022 for research services other than proprietary research provided by the executing broker. All research services and information provided by the executing broker are not included in amounts below and are instead included in the total fiscal year commission amounts previously disclosed.

Fund Name	Amount of Brokerage Transactions	Brokerage Commissions Paid
Driehaus Global Fund	$[]	$[]

Regular Broker-Dealers. The following information is provided with respect to the Fund’s “regular broker-dealers.” The term “regular broker-dealers” means, any of the ten brokers or dealers who, for the fiscal year ended December 31, 2022: 1) received the greatest dollar amount of brokerage commissions from the Fund; 2) engaged as principal in the largest dollar amount of portfolio transactions for the Fund; or 3) sold the largest dollar amount of securities of the Fund.

[As of December 31, 2022, the Driehaus Global Fund held no securities of its “regular broker-dealers.”]

ADDITIONAL U.S. FEDERAL INCOME TAX CONSIDERATIONS

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Fund. It is not intended to be a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. This discussion reflects the applicable federal income tax laws of the United States as of the date of this SAI, which tax laws may change or be subject to new interpretation by the courts or the Internal Revenue Service (“IRS”), possibly with retroactive effect.

The Fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), to permit it to be treated as a regulated investment company. Such provisions generally relieve the Fund of federal income tax to the extent its investment company taxable income (determined without regard to the deduction for dividends paid by the Fund) and net capital gains (i.e., the excess of net long-term capital gains over the sum of net short-term capital losses and short-term capital loss carryforwards available from prior years) are currently distributed to shareholders. In order to qualify for such provisions, the Fund must, among other things, maintain a diversified portfolio, which requires that at the close of each quarter of the taxable year (i) at least 50% of the market value of its total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the market value of the total assets of the Fund are invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are determined to be engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnerships. The requirements for qualification as a regulated investment company may limit the extent to which the Fund may invest in some investments.

If for any taxable year the Fund does not qualify as a regulated investment company for U.S. federal income tax purposes, it would be treated as a regular corporation subject to federal income tax and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would generally constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders under Section 243 of the Code, and individual and other noncorporate shareholders of the Fund generally would be able to treat such distributions as “qualified dividend income” under Section 1(h)(11) of the Code, as discussed below, provided certain holding period and other requirements are satisfied.

Distributions of investment company taxable income, which includes net investment income, net short-term capital gain in excess of net long-term capital loss and certain net foreign exchange gains, are generally taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Under Section 1(h)(11) of the Code, qualified dividend income received by individual and other noncorporate shareholders is taxed for federal income tax purposes at rates equivalent to long-term capital gain tax rates, which currently reach a maximum of 20%. Certain individual and other noncorporate shareholders may also be subject to the 3.8% Medicare tax discussed below. Qualified dividend income generally includes dividends from certain domestic corporations and dividends from “qualified foreign corporations.” For these purposes, a qualified foreign corporation is a foreign corporation (i) that is incorporated in a possession of the United States or is eligible for benefits under a qualifying income tax treaty with the United States, or (ii) whose stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States. A qualified foreign corporation does not include a foreign corporation which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a “passive foreign investment company,” as defined in the Code.

The Fund generally can pass the federal income tax treatment of qualified dividend income it receives through to its shareholders to the extent of the aggregate qualified dividends received by the Fund. For the Fund to receive qualified dividend income, the Fund must meet certain holding period and other requirements with respect to the stock on which the otherwise qualified dividend is paid. In addition, the Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. If the Fund lends portfolio securities, amounts received by the Fund that are the equivalent of the dividends paid by the issuer on the securities loaned will not be eligible for qualified dividend income treatment. The same provisions, including the holding period requirements, apply to each shareholder’s investment in the Fund. If the Fund receives dividends from another fund that qualifies as a regulated investment company and the other fund designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income as well, provided the Fund meets the holding period and other requirements with respect to its shares of the other fund. Distributions of net capital gain, if any, are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the Fund. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits, if any, will be treated by a shareholder as a tax-free return of capital which is applied against and reduces the shareholder’s basis in his, her or its shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his, her or its shares, the excess will be treated by the shareholder as gain from the sale or exchange of shares. The U.S. federal income tax status of all distributions will be designated by the Fund and reported to shareholders annually.

Dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received on December 31 of the calendar year declared.

Because dividend and capital gain distributions reduce net asset value, a shareholder who purchases shares shortly before the Fund pays a dividend or distribution will, in effect, receive a return of a portion of his, her or its investment in such dividend or distribution. The dividend or distribution would nonetheless be taxable to the shareholder (if shares are held in a taxable account), even if the net asset value of shares was reduced below such shareholder’s cost. However, for federal income tax purposes, the shareholder’s original cost would continue as his, her or its tax basis, except as set forth above with respect to returns of capital.

To the extent the Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Because the amount of the Fund’s investments in various countries will change from time to time, it is not possible to determine the effective rate of such taxes in advance. Shareholders may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of stock or securities in foreign corporations, and such Fund distributes at least 90% of its investment company taxable income (determined without regard to the deduction for dividends paid) and net tax exempt interest, if any, the Fund may file an election with the IRS pursuant to which shareholders of the Fund will be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their U.S. federal taxable income, or, alternatively, use them as foreign tax credits against their U.S. federal income tax liability, subject in both cases to applicable limitations. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by such Fund, although such shareholders may be able to claim a credit for foreign taxes paid and in any event will be required to include their share of such taxes in gross income. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Fund will notify its shareholders of the amount of each shareholder’s pro rata share of foreign income taxes paid by the Fund, if the Fund qualifies to pass along such credit. If the Fund does not make such an election, the net investment income of that particular Fund will be reduced by the foreign taxes paid by the Fund and its shareholders will not be required to include in their gross income and will not be able to claim a credit or deduction for their pro rata share of foreign taxes paid by the Fund.

The Fund may engage in certain options, futures, forwards, swaps, short sales, foreign currency and other transactions. These transactions may be subject to special provisions under the Code that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses or alter the holding periods of certain of the Fund’s portfolio securities. These rules could therefore affect the character, amount and timing of distributions made to shareholders.

For federal income tax purposes, the Fund generally is required to recognize as income for each taxable year its net unrealized capital gains and losses as of the end of the year on certain futures, futures options, non-equity options positions and certain foreign currency contracts (“year-end mark-to-market”). Generally, any gain or loss recognized with respect to such positions is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding periods of the positions. However, in the case of positions classified as part of a “mixed straddle,” in which an election is properly made, the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund: (i) will generally affect the holding period of the hedged securities; and (ii) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

The Fund’s entry into a short sale transaction, an option or certain other contracts could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gain and loss to be treated as ordinary income or loss and may affect the amount, timing and character of distributions to shareholders.

The Fund may enter into swaps or other notional principal contracts. Payments made or received pursuant to the terms of a notional principal contract are divided into three categories, (i) a “periodic” payment; (ii) a “nonperiodic” payment; and (iii) a “termination” payment. Periodic payments are payments made or received pursuant to a notional principal contract that are payable at intervals of one year or less during the entire term of the contract, that are based on certain types of specified indexes (which include indexes based on objective financial information), and that are based on either a single notional principal amount or a notional principal amount that varies over the term of the contract in the same proportion as the notional principal amount that measures the other party’s payments. A nonperiodic payment is any payment made or received with respect to a notional principal contract that is not a periodic payment or a “termination payment.” All taxpayers, regardless of their method of accounting, must generally recognize for federal income tax purposes the ratable daily portion of a periodic and a nonperiodic payment for the taxable year to which that payment relates.

The application of certain requirements for qualification as a regulated investment company and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments. As a result, the Fund may be required to limit the extent to which it invests in such investments and it is also possible that the IRS may not agree with the Fund’s treatment of such investments. In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury Regulations and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character and amount of the Fund’s income and gains and distributions to shareholders, affect whether the Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a regulated investment company and avoid federal income and excise taxes or limit the extent to which the Fund may invest in certain derivatives and other investments in the future.

If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

The Fund may also acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Fund elects to include the market discount in income as it accrues.

The Fund’s investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

Generally, the character of the income or capital gains that the Fund receives from another investment company will pass through to the Fund’s shareholders as long as the Fund and the other investment company each qualify as regulated investment companies. However, to the extent that another investment company that qualifies as a regulated investment company realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

The Fund anticipates distributing to shareholders annually all net capital gains, if any that have been recognized for federal income tax purposes including year-end mark-to-market gains. Shareholders will be advised of the nature of these payments.

Certain distributions reported by the Fund as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the interest expense limitations under Code Section 163(j). Such treatment by a shareholder is generally subject to holding period requirements and other potential limitations. The amount that the Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income. The Fund may choose not to designate Section 163(j) interest dividends.

The Fund is subject to a nondeductible 4% federal excise tax on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund’s ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending October 31, plus any undistributed amounts from prior calendar years, minus any overdistribution from prior calendar years. For purposes of calculating the required distribution, foreign currency gains or losses occurring after October 31 are taken into account in the following calendar year. The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of this 4% excise tax.

A shareholder who redeems or exchanges shares of the Fund will generally recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed or exchanged and the basis of such shares. If a shareholder held such shares for more than one year, the gain, if any, will be a long-term capital gain. Long-term capital gain is taxable to individual and other non-corporate shareholders at a maximum federal income tax rate of 20%. The gain or loss on shares held for one year or less will generally be treated as short-term capital gain or loss. If a shareholder realizes a loss on the redemption of the Fund’s shares and reinvests in substantially identical shares of the Fund (including through dividend reinvestment) or other substantially identical stock or securities within 30 days before or after the redemption, the transactions may be subject to the “wash sale” rules resulting in a postponement of the recognition of such loss for federal income tax purposes. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized on the redemption of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to be received) by the shareholder with respect to such shares. Capital losses may be subject to limitations on their use by a shareholder.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Passive Foreign Investment Companies. The Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies (“PFICs”). Gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned (or deemed earned) from PFICs, regardless of whether such income and gains are distributed to shareholders.

The Fund intends to make a mark-to-market election, where applicable, to treat PFICs as sold on the last day of the Fund’s taxable year and recognize any gains for federal income tax purposes at that time; such losses may not be recognized or may be limited. Such gains will be considered ordinary income which the Fund will be required to distribute even though it has not sold the security and received cash to pay such distributions. In addition, under certain circumstances another election may be available that would require the Fund to include its share of the PFIC’s income and net capital gain annually in income, regardless of whether distributions are received from the PFIC in a given year.

Withholding. The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all distributions and redemption proceeds payable to a shareholder who fails to provide the Fund with his, her or its correct taxpayer identification number or who fails to make required certifications or if the Fund or a shareholder has been notified by the IRS that the shareholder is subject to backup withholding. Certain corporate and other shareholders specified in the Code and the regulations thereunder are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability on such shareholder’s federal income tax return.

Cost Basis Information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged arrangement, such as a 401(k) or an IRA.

When required to report cost basis, the Fund will calculate it using the Fund’s default method, which is the average cost basis, unless you instruct the Fund to use a different calculation method. For additional information regarding the Fund’s available cost basis reporting methods, including the default method, please contact the Fund. If you hold your Fund shares through a financial intermediary, please contact that intermediary with respect to reporting of cost basis and available elections for your account.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than the Fund’s default method for covered shares.

The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However, the Fund is not required to, and in many cases the Fund do not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund.

Non-U.S. shareholders, including shareholders who, with respect to the U.S., are nonresident alien individuals, may be subject to U.S. withholding tax on certain distributions (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by an applicable tax treaty. However, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributed to qualified short-term gain (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributed to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund. The Fund may choose not to designate such amounts.

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on Fund dividends and distributions and on the proceeds of the sale, redemption, or exchange of Fund shares. Recently issued proposed Treasury Regulations, however, generally eliminate withholding under FATCA on gross proceeds, which include certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares. Taxpayers generally may rely on these proposed Treasury Regulations until final Treasury Regulations are issued. The Fund may disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the investor’s own situation, including investments through an intermediary.

Investors are advised to consult their own tax advisors with respect to the application to their own circumstances of the above-described general federal income taxation rules and with respect to other federal, state, local and foreign tax consequences to them before investing in the Fund’s share.

DRIEHAUS MUTUAL FUNDS
FORM N-lA
PART C: OTHER INFORMATION

ITEM 28. EXHIBITS

(a)(i)	Registrant’s Amended and Restated Declaration of Trust dated June 6, 2013 is incorporated herein by reference to Exhibit (a)(i) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 1, 2013.

(a)(ii)	Written Instrument Amending the Amended and Restated Declaration of Trust dated June 4, 2015 is incorporated herein by reference to Exhibit (a)(ii) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 19, 2015.

(a)(iii)	Written Instrument Amending the Amended and Restated Declaration of Trust dated April 29, 2021 incorporated herein by reference to Exhibit (a)(iii)of Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2022.

(a)(iv)	Written Instrument Amending the Amended and Restated Declaration of Trust dated December 8, 2022 is filed herewith as Exhibit (a)(iv).

(a)(v)	Written Instrument Amending the Amended and Restated Declaration of Trust dated December 31, 2022 is filed herewith as Exhibit (a)(v).

(a)(vi)	Written Instrument Establishing and Designating Driehaus International Small Cap Growth Fund dated February 26, 2007 is incorporated herein by reference to Exhibit (a)(iv) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A filed with the SEC on May 9, 2007.

(a)(vii)	Written Instrument Establishing and Designating Driehaus Emerging Markets Small Cap Growth Fund dated February 22, 2011 is incorporated herein by reference to Exhibit (a)(vix) of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 30, 2011.

(a)(viii)	Written Instrument Establishing and Designating Driehaus Event Driven Fund dated November 27, 2012 is incorporated herein by reference to Exhibit (a)(xii) of Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A filed with the SEC on January 7, 2013.

(a)(ix)	Written Instrument Establishing and Designating Driehaus Micro Cap Growth Fund dated June 6, 2013 is incorporated herein by reference to Exhibit (a)(ix) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 22, 2013.

(a)(x)	Written Instrument Establishing and Designating Driehaus Emerging Markets Opportunities Fund (formerly, Driehaus Multi-Asset Growth Economies Fund) dated September 14, 2016 is incorporated herein by reference to Exhibit (a)(xi) of Post-Effective Amendment No. 103 to Registrant’s Registration Statement on Form N-1A filed with the SEC on October 28, 2016.

(a)(xi)	Written Instrument Changing the Name Of The Driehaus Multi-Asset Growth Economies Fund (Thereafter known a, Driehaus Emerging Markets Opportunities Fund) dated November 14, 2019, is incorporated herein by reference to Exhibit (a)(ix) of Post-Effective Amendment No. 140 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 29, 2020.

(a)(xii)	Written Instrument Establishing and Designating Driehaus Small Cap Growth Fund dated November 29, 2016 is incorporated herein by reference to Exhibit (a)(xii) of Post-Effective Amendment No. 119 to Registrant’s Registration Statement on Form N-1A filed with the SEC on May 17, 2017.

(a)(xiii)	Written Instrument Establishing and Designating Classes of Driehaus Emerging Markets Growth Fund and Driehaus Small Cap Growth Fund dated June 8, 2017 is incorporated herein by reference to Exhibit (a)(xiii) of Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A filed with the SEC on July 14, 2017.

(a)(xiv)	Written Instrument Establishing and Designating Driehaus Small/Mid Cap Growth Fund dated November 14, 2019 is incorporated herein by reference to Exhibit (a)(xi) of Post-Effective Amendment No. 139 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 14, 2020.

(b)	Registrant’s Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2022.

(c)	Not Applicable.

(d)(i)	Investment Advisory Agreement dated July 1, 2021 between the Registrant and Driehaus Capital Management LLC (the “Adviser”) is incorporated herein by reference as Exhibit (d)(i) of Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2022.

(d)(ii)	Amendment to Appendix A of the Investment Advisory Agreement dated April 30, 2023 between the Registrant and the Adviser to be filed by Amendment.

(e)(i)	Distribution Agreement dated January 1, 2020, between the Registrant and Foreside Financial Services, LLC is incorporated herein by reference as Exhibit (e)(i) of Post-Effective Amendment No. 140 to Registrant’s Registration Statement on N-1A filed with the SEC on April 29, 2020.

(e)(ii)	First Amendment to the Distribution Agreement between the Registrant and Foreside Financial Services, LLC is Incorporated Herein by Reference as Exhibit (e)(ii) of Post-Effective Amendment No. 140 To Registrant’s Registration Statement on N-1A Filed with the SEC on April 29, 2020.

(e)(iii)	Distribution Agreement effective September 30, 2021 between the Registrant and Foreside Financial Services, LLC is incorporated herein by reference to Exhibit (e)(iii) of Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2022.

(f)	Not Applicable.

(g)	Custody Agreement dated August 12, 2009 between the Registrant and The Northern Trust Company is incorporated herein by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 26, 2010.

(g)(i)	Amendment to Schedule B of the Custody Agreement dated April 30, 2023 between the Registrant and The Northern Trust Company to be filed by Amendment.

(h)(i)	Transfer Agency and Service Agreement dated June 1, 2020, between the Registrant and The Northern Trust Company, is incorporated herein by reference to Exhibit (h)(i) of Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2021.

(h)(ii)	Fund Administration and Accounting Services Agreement dated June 1, 2020, between the Registrant and The Northern Trust Company, is incorporated herein by reference to Exhibit (h)(ii) of Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2021.

(h)(iii)	Amendment to Transfer Agency and Service Agreement and Fund Administration and Accounting Services Agreement dated August 1, 2020, between the Registrant and The Northern Trust Company, on behalf of Driehaus Emerging Markets Growth Fund, Driehaus International Small Cap Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Micro Cap Growth Fund, Driehaus Small Cap Growth Fund, and Driehaus Small/Mid Cap Growth Fund, is incorporated herein by reference to Exhibit (h)(iii) of Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2021.

(h)(iv)	Amendment to Schedule A of the Transfer Agency and Service Agreement and Fund Administration and Accounting Services Agreement dated April 30, 2023 between the Registrant and The Northern Trust Company on behalf Driehaus Emerging Markets Growth Fund, Driehaus International Small Cap Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund , Driehaus Event Driven Fund, Driehaus Micro Cap Growth Fund, Driehaus Small Cap Growth Fund , Driehaus Global Fund, Driehaus Small/Mid Cap Growth Fund to be filed by Amendment.

(h)(v)	Expense Limitation Agreement with respect to the Driehaus Emerging Markets Small Cap Growth Fund effective as of March 9, 2021, is incorporated herein by reference to Exhibit (h)(iv) of Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2021.

(h)(vi)	Expense Limitation Agreement with Respect to the Driehaus Small/Mid Cap Growth Fund effective March 9, 2020, is incorporated herein by reference to Exhibit (h)(v) of Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2021.

(h)(vii)	Expense Limitation Agreement with Respect to the Driehaus Small Cap Growth Fund effective as of March 9, 2021, is incorporated herein by reference to Exhibit (h)(vi) of Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2021.

(h)(viii)	Expense Limitation Agreement with Respect to the Driehaus Global Fund effective as of April 30, 2023, is filed herewith.

(h)(ix)	Agreement and Plan of Exchange for Driehaus International Small Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xvi) of Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed with the SEC on September 7, 2007.

(h)(x)	Agreement and Plan of Exchange for Driehaus Emerging Markets Small Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xxv) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 10, 2011.

(h)(xi)	Agreement and Plan of Exchange for Driehaus Event Driven Fund is incorporated herein by reference to Exhibit (h)(xxiii) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 1, 2013.

(h)(xii)	Agreement and Plan of Exchange for Driehaus Micro Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xxv) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A filed with the SEC on November 5, 2013.

(h)(xiii)	Agreement and Plan of Exchange for Driehaus Emerging Markets Opportunities Fund (formerly, Driehaus Multi-Asset Growth Economies Fund) is incorporated herein by reference as Exhibit (h)(xxvi) of Post-Effective Amendment No. 111 to Registrant’s Registration Statement on Form N-1A filed with the SEC on March 15, 2017.

(h)(xiv)	Agreement and Plan of Exchange for Driehaus Small Cap Growth Fund is incorporated herein by reference as Exhibit (h)(xxvii) of Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A filed with the SEC on July 31, 2017.

(h)(xv)	Shareholder Services Plan with respect to Driehaus Event Driven Fund is incorporated herein by reference to Exhibit (h)(xxvi) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 1, 2013.

(h)(xvi)	Shareholder Services Plan with respect to Driehaus Emerging Markets Growth Fund is incorporated herein by reference to Exhibit (h)(xxx) of Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A filed with the SEC on July 14, 2017.

(h)(xvii)	Shareholder Services Plan with respect to Driehaus Small Cap Growth Fund is incorporated herein by reference to Exhibit (h)(xxxii) of Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A filed with the SEC on July 31, 2017.

(h)(xviii)	Letter Agreement between the Registrant and the Adviser with respect to CFTC Rule 4.5 Compliance and Filing Services is incorporated herein by reference to Exhibit (h)(xviii) of Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2021.

(h)(xix)	Rule 12d1-4 Fund of Funds Investment Agreement between the Morgan Stanley Pathway Funds and Driehaus Mutual Funds on behalf of the Driehaus Event Driven Fund is incorporated herein by reference to Exhibit (h)(xviii) of Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2022.

(h)(xx)	Rule 12d1-4 Fund of Funds Investment Agreement between the First Trust Alternative Opportunities Fund and Driehaus Mutual Funds on behalf of the Driehaus Event Driven Fund is incorporated herein by reference to Exhibit (h)(xix) of Post-Effective Amendment No. 143 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 28, 2022.

(i)	Opinion and Consent of Vedder Price P.C. to be filed by Amendment.

(j)	Consent of [auditors] to be filed by Amendment.

(k)	Not Applicable.

(l)(i)	Subscription Agreement for Driehaus Emerging Markets Small Cap Growth Fund is incorporated herein by reference to Exhibit (l)(v) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 10, 2011.

(l)(ii)	Subscription Agreement for Driehaus Event Driven Fund is incorporated herein by reference to Exhibit (l)(v) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A filed with the SEC on August 1, 2013.

(l)(iii)	Subscription Agreement for Driehaus Micro Cap Growth Fund is incorporated herein by reference to Exhibit (l)(vi) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A filed with the SEC on November 5, 2013.

(l)(iv)	Subscription Agreement for Driehaus Emerging Markets Opportunities Fund (formerly, Driehaus Multi-Asset Growth Economies Fund) is incorporated herein by reference to Exhibit (l)(vii) of Post-Effective Amendment No. 115 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 25, 2017.

(l)(v)	Subscription Agreement for Driehaus Small Cap Growth Fund is incorporated herein by reference to Exhibit (l)(vii) of Post-Effective Amendment No. 135 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2018.

(l)(vi)	Subscription Agreement for Driehaus Small/Mid Cap Growth Fund is incorporated herein by reference to Exhibit (l)(vii) of Post-Effective Amendment No. 140 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 29, 2020.

(m)	Not Applicable.

(n)	Multiple Class Plan Pursuant to Rule 18f-3 dated as of June 8, 2017 for Driehaus Emerging Markets Growth Fund and Driehaus Small Cap Growth Fund is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A filed with the SEC on July 14, 2017.

(p)	Code of Ethics and Business Conduct effective as of October 1, 2022 is filed herewith as Exhibit (p).

(q)(i)	Powers of Attorney of Theodore J. Beck, Christopher J. Towle and Dawn M. Vroegop are incorporated herein by reference to Exhibit (q)(i) of Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2021.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not applicable.

ITEM 30. INDEMNIFICATION.

Pursuant to Article V of the Amended and Restated Declaration of Trust (the “Declaration of Trust”), Trustees are not personally liable to any person other than the Registrant and the shareholders for any act, omission or obligation of the Registrant or another Trustee. Pursuant to the Declaration of Trust, no person who is or has been a Trustee shall be subject to any personal liability to the Registrant or shareholders except for liability arising from failure to perform his or her duties in conformance with the Declaration of Trust or from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Registrant generally indemnifies Trustees against all liabilities and expenses incurred by reason of being a Trustee, except subject to applicable law.

Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Name	Position with Adviser	Other Business, Profession, Vocation or Employment
Stephen T. Weber	Chief Executive Officer and President	Director of Driehaus Trust Company LLC (“DTC”), President of Driehaus Capital Management (USVI) LLC (“DCM USVI”), President of Driehaus Capital Holdings LLLP (“DCH”)
Janet L. McWilliams	General Counsel and Secretary	Senior Vice President and Secretary of DCM USVI, DCH and RHD Holdings LLC (“RHD”)
Robert M. Kurinsky	Chief Financial Officer, Chief Operating Officer, and Treasurer	Vice President, Treasurer and Chief Financial Officer of DCM USVI, DCH, and RHD
Thomas M. Seftenberg	Head of Global Distribution	N/A
Christina E. Algozine	Assistant Secretary	Assistant Secretary of DCM USVI
Anne S. Kochevar	Assistant Vice President and Chief Compliance Officer	N/A
Maximilian Heitner	Assistant Vice President	N/A

The principal business address: (i) of DTC is 4785 Caughlin Parkway Reno, NV 89519; (ii) of DCM USVI is 25 East Erie Street, Chicago, Illinois 60611 (iii) DCH is 25 East Erie Street, Chicago, Illinois 60611; and (iv) RHD is 25 East Erie Street, Chicago, Illinois 6611.

ITEM 32. PRINCIPAL UNDERWRITERS.

(a)	Foreside Financial Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	13D Activist Fund, Series of Northern Lights Fund Trust
2.	2nd Vote Funds
3.	AAMA Equity Fund, Series of Asset Management Fund
4.	AAMA Income Fund, Series of Asset Management Fund
5.	Advisers Investment Trust
6.	Alpha Alternative Assets Fund (f/k/a A3 Alternative Credit Fund)
7.	AltShares Trust
8.	Boston Trust Walden Funds (f/k/a The Boston Trust & Walden Funds)
9.	Bow River Capital Evergreen Fund
10.	Constitution Capital Access Fund, LLC
11.	Conversus StepStone Private Markets
12.	Cook & Bynum Funds Trust
13.	Datum One Series Trust
14.	Diamond Hill Funds
15.	Driehaus Mutual Funds
16.	Engine No. 1 ETF Trust
17.	FMI Funds, Inc.
18.	Impax Funds Series Trust I (f/k/a Pax World Funds Series Trust I)
19.	Impax Funds Series Trust III (f/k/a Pax World Funds Series Trust III)
20.	Inspire 100 ETF, Series of Northern Lights Fund Trust IV
21.	Inspire Corporate Bond Impact ETF, Series of Northern Lights Fund Trust IV

22.	Inspire Faithward Mid Cap Momentum ETF, Series of Northern Lights Fund Trust IV
23.	Inspire Fidelis Multi Factor ETF, Series of Northern Lights Fund Trust IV
24.	Inspire Global Hope ETF, Series of Northern Lights Fund Trust IV
25.	Inspire International ESG ETF, Series of Northern Lights Fund Trust IV
26.	Inspire Small Mid Cap Impact ETF, Series of Northern Lights Fund Trust IV
27.	Inspire Tactical Balanced ESG ETF, Series of the Northern Lights Fund Trust IV
28.	Monachil Credit Income Fund
29.	PPM Funds
30.	Praxis Mutual Funds
31.	Primark Private Equity Investments Fund
32.	Rimrock Funds Trust
33.	SA Funds – Investment Trust
34.	Sequoia Fund, Inc.
35.	Simplify Exchange Traded Funds
36.	Siren ETF Trust

37.	Zacks Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Susan K. Moscaritolo	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Treasurer	None

(c)	Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents are maintained:

(i)	At the offices of the Registrant;

(ii)	At the offices of Registrant’s investment adviser, Driehaus Capital Management LLC, 25 East Erie Street, Chicago, Illinois 60611, One East Erie Street, Chicago, Illinois 60611 and 17 East Erie, Chicago, Illinois 60611; or

(iii)	At the offices of Registrant’s custodian, transfer agent, and administrator, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, and 333 South Wabash Avenue, Chicago, Illinois 60604

ITEM 34. MANAGEMENT SERVICES.

Not applicable.

ITEM 35. UNDERTAKINGS.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 144 to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois on the 14th day of February, 2023.

DRIEHAUS MUTUAL FUNDS

By:	/s/ Stephen T. Weber
Stephen T. Weber, President

Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 14th day of February, 2023.

/s/ Stephen T. Weber	President (Principal Executive Officer)
Stephen T. Weber

*	Trustee
Theodore J. Beck

*	Trustee
Christopher J. Towle

*	Trustee
Dawn M. Vroegop

/s/ Robert M. Kurinsky	Treasurer (Principal Financial Officer)
Robert M. Kurinsky

By:	/s/ Robert M. Kurinsky
Attorney-In-Fact (pursuant to Power of Attorney)

*	Signed by Robert M. Kurinsky pursuant to Powers of Attorney previously filed as Exhibit (q)(i) of Post-Effective Amendment No. 142 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2021.

EXHIBIT INDEX
DRIEHAUS MUTUAL FUNDS
FORM N-1A REGISTRATION STATEMENT

Exhibit No.	Description
EX-99.28(a)(iv)	Written Instrument Amending the Amended and Restated Declaration of Trust dated December 8, 2022
EX-99.28(a)(v)	Written Instrument Amending the Amended and Restated Declaration of Trust dated December 31, 2022
EX-99.28(h)(viii)	Expense Limitation Agreement with Respect to the Driehaus Global Fund effective as of April 30, 2023
EX-99.28(p)	Code of Ethics and Business Conduct effective as of October 1, 2022